Schedule of Investments
CORE BOND FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.4%
Automobile – 0.6%
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	$1,565	$1,596
Commercial Mortgage-Backed Securities – 2.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	1,183
Benchmark Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	765	799
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	998
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	375	420
		5,070
Other – 0.8%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	1,840	1,881
Total Asset-Backed Securities
(Cost $8,126)		8,547

CORPORATE BONDS – 30.7%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.95%, 2/1/30	175	181
3.95%, 8/1/59	140	150
Northrop Grumman Corp.,
5.25%, 5/1/50	135	201
Precision Castparts Corp.,
4.38%, 6/15/45	135	170
Raytheon Technologies Corp.,
3.65%, 8/16/23	114	123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Aerospace & Defense – 0.5%continued
4.63%, 11/16/48	$290	$394
3.13%, 7/1/50	55	60
		1,279
Airlines – 0.1%
Southwest Airlines Co.,
4.75%, 5/4/23	350	380
Apparel & Textile Products – 0.3%
VF Corp.,
2.40%, 4/23/25	410	437
2.95%, 4/23/30	240	266
		703
Automobiles Manufacturing – 0.6%
American Honda Finance Corp.,
2.30%, 9/9/26	300	326
General Motors Co.,
6.75%, 4/1/46	220	317
General Motors Financial Co., Inc.,
2.70%, 8/20/27	550	583
Toyota Motor Credit Corp.,
2.15%, 2/13/30	300	322
		1,548
Banks – 0.5%
Wells Fargo & Co.,
3.00%, 10/23/26	400	443
(Variable, ICE LIBOR USD 3M + 3.77%), 4.48%, 4/4/31 (1)	500	611
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 4/4/51 (1)	220	313
		1,367
Biotechnology – 0.5%
Amgen, Inc.,
3.13%, 5/1/25	295	325
2.30%, 2/25/31	255	272
Gilead Sciences, Inc.,
2.50%, 9/1/23	115	121
2.60%, 10/1/40	185	187
2.80%, 10/1/50	185	184
Regeneron Pharmaceuticals, Inc.,
2.80%, 9/15/50	125	121
		1,210

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.13%, 7/1/49	$270	$329
Comcast Corp.,
4.70%, 10/15/48	600	838
Cox Communications, Inc.,
2.95%, 10/1/50 (2)	205	210
Time Warner Cable LLC,
5.88%, 11/15/40	200	267
		1,644
Chemicals – 1.1%
Avery Dennison Corp.,
2.65%, 4/30/30	350	375
Dow Chemical (The) Co.,
3.63%, 5/15/26	200	225
3.60%, 11/15/50	100	112
DuPont de Nemours, Inc.,
2.17%, 5/1/23	1,020	1,034
LYB International Finance III LLC,
2.25%, 10/1/30	100	103
4.20%, 5/1/50	100	117
PPG Industries, Inc.,
2.55%, 6/15/30	200	215
RPM International, Inc.,
4.55%, 3/1/29	260	303
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	200	229
		2,713
Commercial Finance – 0.3%
Air Lease Corp.,
3.00%, 2/1/30	360	369
GATX Corp.,
4.00%, 6/30/30	185	219
GE Capital Funding LLC,
3.45%, 5/15/25 (2)	250	276
		864
Communications Equipment – 0.2%
Corning, Inc.,
5.45%, 11/15/79	95	131
Motorola Solutions, Inc.,
2.30%, 11/15/30	280	285
		416
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Construction Materials Manufacturing – 0.3%
Carlisle Cos., Inc.,
2.75%, 3/1/30	$360	$386
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	300	319
		705
Consumer Finance – 0.3%
Fiserv, Inc.,
3.20%, 7/1/26	445	498
Global Payments, Inc.,
4.15%, 8/15/49	230	284
		782
Consumer Services – 0.1%
Block Financial LLC,
3.88%, 8/15/30	275	297
Containers & Packaging – 0.1%
Berry Global, Inc.,
1.57%, 1/15/26 (2)	115	116
Packaging Corp. of America,
3.40%, 12/15/27	109	123
		239
Design, Manufacturing & Distribution – 0.1%
Jabil, Inc.,
3.60%, 1/15/30	140	156
Diversified Banks – 2.1%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (1) (3)	595	613
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	250	268
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (1)	500	631
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51 (1)	225	235
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	535	649
8.13%, 7/15/39	500	894
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (3)	650	684
3.88%, 9/10/24	165	185
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (1) (3)	415	428

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Diversified Banks – 2.1%continued
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	$300	$317
(Variable, U.S. SOFR + 3.79%), 4.49%, 3/24/31 (1)	295	363
		5,267
Educational Services – 0.0%
Massachusetts Institute of Technology,
2.99%, 7/1/50	50	58
President and Fellows of Harvard College,
4.88%, 10/15/40	50	71
		129
Electrical Equipment Manufacturing – 0.5%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	295	299
Carrier Global Corp.,
3.38%, 4/5/40	135	148
Keysight Technologies, Inc.,
4.55%, 10/30/24	83	94
3.00%, 10/30/29	280	309
Roper Technologies, Inc.,
3.80%, 12/15/26	110	127
2.00%, 6/30/30	175	179
		1,156
Entertainment Content – 0.6%
Discovery Communications LLC,
3.63%, 5/15/30	300	344
ViacomCBS, Inc.,
3.70%, 6/1/28	290	331
4.95%, 5/19/50	135	175
Walt Disney (The) Co.,
1.75%, 1/13/26	255	267
2.20%, 1/13/28	255	273
3.50%, 5/13/40	190	223
		1,613
Exploration & Production – 0.3%
ConocoPhillips,
6.50%, 2/1/39	100	155
Hess Corp.,
7.13%, 3/15/33	265	346
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Exploration & Production – 0.3%continued
Noble Energy, Inc.,
5.25%, 11/15/43	$235	$337
		838
Financial Services – 1.9%
Ares Capital Corp.,
4.25%, 3/1/25	215	233
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (3)	185	197
FMR LLC,
6.45%, 11/15/39 (2)	175	267
FS KKR Capital Corp.,
4.13%, 2/1/25	635	661
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	195	207
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	310	344
6.25%, 2/1/41	400	627
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	300	307
Jefferies Group LLC,
2.75%, 10/15/32	225	236
Morgan Stanley,
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (1)	275	296
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	275	291
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (1)	540	588
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (1)	405	408
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1)	95	108
		4,770
Food & Beverage – 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	205	232
4.90%, 2/1/46	415	539
Cargill, Inc.,
1.38%, 7/23/23 (2)	290	297

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Food & Beverage – 1.2%continued
Coca-Cola (The) Co.,
7.38%, 7/29/93	$110	$215
Conagra Brands, Inc.,
1.38%, 11/1/27	200	202
Constellation Brands, Inc.,
2.88%, 5/1/30	195	214
Hormel Foods Corp.,
1.80%, 6/11/30	165	171
Kellogg Co.,
2.10%, 6/1/30	420	441
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (2)	200	198
1.63%, 4/1/31 (2)	205	202
Tyson Foods, Inc.,
4.50%, 6/15/22	130	136
4.35%, 3/1/29	155	188
		3,035
Hardware – 0.9%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (2)	215	238
5.85%, 7/15/25 (2)	560	672
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	300	319
4.45%, 10/2/23	240	264
4.65%, 10/1/24	235	267
6.35%, 10/15/45	335	441
		2,201
Health Care Facilities & Services – 0.5%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	290	329
CVS Health Corp.,
5.05%, 3/25/48	320	434
Quest Diagnostics, Inc.,
2.80%, 6/30/31	90	99
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	365	412
		1,274
Home Improvement – 0.1%
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	155	162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Homebuilders – 0.3%
D.R. Horton, Inc.,
5.75%, 8/15/23	$335	$376
1.40%, 10/15/27	300	301
		677
Industrial Other – 0.0%
Emerson Electric Co.,
2.75%, 10/15/50	95	100
Integrated Oils – 0.6%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	600	604
Chevron Corp.,
2.98%, 5/11/40	200	221
Exxon Mobil Corp.,
2.61%, 10/15/30	300	328
4.33%, 3/19/50	190	249
		1,402
Life Insurance – 0.4%
Protective Life Corp.,
8.45%, 10/15/39	430	677
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	369	408
		1,085
Machinery Manufacturing – 0.3%
CNH Industrial Capital LLC,
1.88%, 1/15/26	615	644
IDEX Corp.,
3.00%, 5/1/30	90	99
Xylem, Inc.,
2.25%, 1/30/31	120	127
		870
Managed Care – 0.3%
Anthem, Inc.,
2.38%, 1/15/25	175	187
4.65%, 1/15/43	380	498
		685
Mass Merchants – 0.3%
Dollar General Corp.,
3.50%, 4/3/30	235	270
4.13%, 4/3/50	335	424
		694

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Medical Equipment & Devices Manufacturing – 0.4%
Alcon Finance Corp.,
2.60%, 5/27/30 (2)	$210	$224
Becton Dickinson and Co.,
3.79%, 5/20/50	275	327
Boston Scientific Corp.,
1.90%, 6/1/25	185	194
Stryker Corp.,
4.38%, 5/15/44	120	151
		896
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24 (2)	275	303
3.88%, 10/27/27 (2)	115	130
Southern Copper Corp.,
6.75%, 4/16/40	100	150
		583
Oil & Gas Services & Equipment – 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	210	219
4.08%, 12/15/47	85	96
Halliburton Co.,
2.92%, 3/1/30	100	106
5.00%, 11/15/45	100	119
National Oilwell Varco, Inc.,
3.60%, 12/1/29	155	162
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	275	254
		956
Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.38%, 11/14/21	120	123
2.85%, 5/14/23	105	110
2.60%, 11/21/24	330	354
Merck & Co., Inc.,
2.45%, 6/24/50	190	197
Mylan, Inc.,
5.20%, 4/15/48	175	228
		1,012
Pipeline – 1.1%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	240	275
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Pipeline – 1.1%continued
Energy Transfer Operating L.P.,
4.20%, 9/15/23	$205	$221
Enterprise Products Operating LLC,
3.95%, 1/31/60	285	315
Kinder Morgan, Inc.,
4.30%, 6/1/25	200	228
2.00%, 2/15/31	400	402
MPLX L.P.,
4.13%, 3/1/27	200	231
4.50%, 4/15/38	200	229
ONEOK, Inc.,
4.00%, 7/13/27	300	334
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	435	477
		2,712
Power Generation – 0.2%
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (2)	360	362
NRG Energy, Inc.,
2.45%, 12/2/27 (2)	115	121
		483
Property & Casualty Insurance – 0.6%
Allstate (The) Corp.,
4.50%, 6/15/43	150	201
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	60	63
2.85%, 10/15/50	155	166
Brown & Brown, Inc.,
2.38%, 3/15/31	270	283
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	113
1.38%, 9/15/30	100	100
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	100	113
4.90%, 3/15/49	100	145
Progressive (The) Corp.,
3.20%, 3/26/30	50	57
Travelers (The) Cos., Inc.,
2.55%, 4/27/50	100	105
Willis North America, Inc.,
2.95%, 9/15/29	50	55
		1,401

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Railroad – 0.1%
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51	$115	$131
Union Pacific Corp.,
3.25%, 2/5/50	215	245
		376
Real Estate – 2.0%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	249	261
American Tower Corp.,
3.13%, 1/15/27	460	507
AvalonBay Communities, Inc.,
2.30%, 3/1/30	100	107
Boston Properties L.P.,
3.20%, 1/15/25	405	441
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	166
Equinix, Inc.,
3.20%, 11/18/29	247	271
ERP Operating L.P.,
3.25%, 8/1/27	100	112
Essex Portfolio L.P.,
2.65%, 3/15/32	180	193
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	285	297
Healthcare Trust of America Holdings L.P.,
3.75%, 7/1/27	50	57
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	186
Kimco Realty Corp.,
2.70%, 10/1/30	100	108
National Retail Properties, Inc.,
3.10%, 4/15/50	200	193
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	105
Realty Income Corp.,
4.13%, 10/15/26	200	235
Simon Property Group L.P.,
2.65%, 7/15/30	400	424
STORE Capital Corp.,
2.75%, 11/18/30	200	203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Real Estate – 2.0%continued
Ventas Realty L.P.,
4.40%, 1/15/29	$55	$65
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	90	99
2.20%, 6/15/28	200	205
Welltower, Inc.,
2.70%, 2/15/27	200	220
Weyerhaeuser Co.,
4.00%, 11/15/29	415	490
		4,945
Refining & Marketing – 0.2%
Marathon Petroleum Corp.,
3.80%, 4/1/28	315	351
Phillips 66,
2.15%, 12/15/30	200	203
		554
Restaurants – 0.2%
Starbucks Corp.,
1.30%, 5/7/22	80	81
2.00%, 3/12/27	160	170
3.50%, 11/15/50	190	218
		469
Retail - Consumer Discretionary – 1.3%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	230	234
Best Buy Co., Inc.,
1.95%, 10/1/30	305	306
eBay, Inc.,
3.60%, 6/5/27	195	221
2.70%, 3/11/30	520	559
Genuine Parts Co.,
1.88%, 11/1/30	200	198
Home Depot (The), Inc.,
2.50%, 4/15/27	160	176
Lowe's Cos., Inc.,
1.30%, 4/15/28	285	288
O'Reilly Automotive, Inc.,
1.75%, 3/15/31	275	275
Ross Stores, Inc.,
4.60%, 4/15/25	260	300
0.88%, 4/15/26	300	300

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Retail - Consumer Discretionary – 1.3%continued
TJX (The) Cos., Inc.,
1.60%, 5/15/31	$285	$288
Tractor Supply Co.,
1.75%, 11/1/30	195	196
		3,341
Retail - Consumer Staples – 0.2%
Sysco Corp.,
3.30%, 2/15/50	485	507
Semiconductors – 0.3%
Broadcom, Inc.,
3.15%, 11/15/25	300	328
KLA Corp.,
5.65%, 11/1/34	115	155
3.30%, 3/1/50	140	158
		641
Software & Services – 1.1%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	236	259
Citrix Systems, Inc.,
4.50%, 12/1/27	490	576
Equifax, Inc.,
3.10%, 5/15/30	270	300
Infor, Inc.,
1.75%, 7/15/25 (2)	210	218
Leidos, Inc.,
3.63%, 5/15/25 (2)	95	106
Moody's Corp.,
4.25%, 2/1/29	315	379
Oracle Corp.,
3.60%, 4/1/50	215	251
ServiceNow, Inc.,
1.40%, 9/1/30	95	93
Verisk Analytics, Inc.,
3.63%, 5/15/50	105	122
Vmware, Inc.,
2.95%, 8/21/22	200	207
4.70%, 5/15/30	300	361
		2,872
Tobacco – 0.2%
Reynolds American, Inc.,
5.85%, 8/15/45	310	396
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Transportation & Logistics – 0.8%
Cummins, Inc.,
2.60%, 9/1/50	$100	$102
FedEx Corp.,
3.80%, 5/15/25	330	373
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	310	356
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (2)	490	556
Ryder System, Inc.,
2.90%, 12/1/26	610	670
		2,057
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	200	213
Utilities – 3.2%
AES (The) Corp.,
1.38%, 1/15/26 (2)	340	343
Ameren Corp.,
3.50%, 1/15/31	500	577
American Electric Power Co., Inc.,
3.25%, 3/1/50	260	274
Avangrid, Inc.,
3.80%, 6/1/29	265	304
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31 (2)	340	340
2.85%, 5/15/51 (2)	235	242
CenterPoint Energy, Inc.,
2.95%, 3/1/30	415	452
Consolidated Edison Co. of New York, Inc.,
3.00%, 12/1/60	225	229
Dominion Energy, Inc.,
3.07%, 8/15/24	165	178
DTE Energy Co.,
1.05%, 6/1/25	370	374
Duke Energy Corp.,
0.90%, 9/15/25	500	501
4.20%, 6/15/49	185	234
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (2)	290	316
Entergy Texas, Inc.,
1.75%, 3/15/31	290	291

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Utilities – 3.2%continued
Eversource Energy,
1.65%, 8/15/30	$335	$334
Exelon Corp.,
5.63%, 6/15/35	380	514
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	310	325
NiSource, Inc.,
3.60%, 5/1/30	200	231
Pacific Gas and Electric Co.,
4.95%, 7/1/50	235	280
PPL Capital Funding, Inc.,
4.00%, 9/15/47	185	216
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	370	370
San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	202
Southern (The) Co.,
3.70%, 4/30/30	310	359
Southern California Gas Co.,
2.60%, 6/15/26	200	217
Xcel Energy, Inc.,
2.60%, 12/1/29	450	487
		8,190
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
1.75%, 2/15/32	335	336
Wireless Telecommunications Services – 1.7%
AT&T, Inc.,
2.55%, 12/1/33 (2)	617	633
6.55%, 6/15/34	560	756
5.35%, 12/15/43	373	473
3.85%, 6/1/60	225	236
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25 (2)	490	541
3.60%, 11/15/60 (2)	225	239
Verizon Communications, Inc.,
1.75%, 1/20/31	295	294
4.40%, 11/1/34	570	711
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.7% continued
Wireless Telecommunications Services – 1.7%continued
5.01%, 8/21/54	$175	$245
3.00%, 11/20/60	225	227
		4,355
Total Corporate Bonds
(Cost $73,430)		77,556

FOREIGN ISSUER BONDS – 8.2%
Banks – 1.6%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	645	681
BPCE S.A.,
3.50%, 10/23/27 (2)	185	206
Deutsche Bank A.G.,
3.30%, 11/16/22	340	355
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (1)	396	408
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (1)	475	480
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (1)	190	201
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	255	286
Nationwide Building Society,
1.00%, 8/28/25 (2)	520	521
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (1)	495	519
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	270	308
		3,965
Biotechnology – 0.1%
Royalty Pharma PLC,
1.75%, 9/2/27 (2)	205	211
3.30%, 9/2/40 (2)	90	95
		306

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	$200	$233
Commercial Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/15/27	185	210
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (2)	295	301
		511
Design, Manufacturing & Distribution – 0.3%
Flex Ltd.,
4.75%, 6/15/25	375	426
4.88%, 6/15/29	300	354
		780
Diversified Banks – 2.0%
Barclays PLC,
(Variable, ICE LIBOR USD 3M + 2.45%), 2.85%, 5/7/26 (1)	400	429
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (1)	400	416
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (3)	170	172
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	150	164
Credit Agricole S.A.,
3.25%, 1/14/30 (2)	250	274
HSBC Holdings PLC,
4.30%, 3/8/26	600	691
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	600	620
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	400	460
2.05%, 7/17/30	400	418
Natwest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (1)	500	543
Societe Generale S.A.,
2.63%, 10/16/24 (2)	500	530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Diversified Banks – 2.0%continued
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	$400	$417
		5,134
Electrical Equipment Manufacturing – 0.1%
Johnson Controls International PLC,
4.63%, 7/2/44	205	270
5.13%, 9/14/45	34	47
		317
Exploration & Production – 0.1%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	200	214
Financial Services – 0.4%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	565	590
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	235	277
		867
Food & Beverage – 0.1%
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	205
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30(2)	105	110
Integrated Oils – 0.3%
Shell International Finance B.V.,
4.38%, 5/11/45	250	329
Total Capital International S.A.,
2.83%, 1/10/30	200	223
3.13%, 5/29/50	145	157
		709
Internet Media – 0.4%
Baidu, Inc.,
1.72%, 4/9/26	400	405
Prosus N.V.,
3.83%, 2/8/51 (2)	180	177
Tencent Holdings Ltd.,
2.99%, 1/19/23 (2)	305	317
		899
Life Insurance – 0.1%
Athene Holding Ltd.,
3.50%, 1/15/31	310	328

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	$285	$290
Metals & Mining – 0.2%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	72
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 9/30/43	150	221
Vale Overseas Ltd.,
3.75%, 7/8/30	100	111
		404
Oil & Gas Services & Equipment – 0.0%
Schlumberger Investment S.A.,
2.65%, 6/26/30	100	107
Pharmaceuticals – 0.1%
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	190	205
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	105	117
		322
Pipeline – 0.1%
TransCanada PipeLines Ltd.,
4.88%, 5/15/48	100	130
(Variable, ICE LIBOR USD 3M + 2.21%), 2.43%, 5/15/67 (4)	215	168
		298
Semiconductors – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	505	567
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25 (2)	95	102
		669
Sovereigns – 0.8%
Colombia Government International Bond,
3.00%, 1/30/30	250	262
Indonesia Government International Bond,
3.85%, 10/15/30	200	232
Israel Government International Bond,
2.75%, 7/3/30	200	221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Sovereigns – 0.8%continued
Mexico Government International Bond,
3.25%, 4/16/30	$250	$270
4.50%, 1/31/50	250	293
Panama Government International Bond,
4.50%, 4/16/50	200	256
Peruvian Government International Bond,
2.84%, 6/20/30	150	166
Philippine Government International Bond,
3.75%, 1/14/29	250	291
Uruguay Government International Bond,
5.10%, 6/18/50	100	140
		2,131
Waste & Environment Services & Equipment – 0.1%
Waste Connections, Inc.,
2.60%, 2/1/30	215	231
3.05%, 4/1/50	90	98
		329
Wireless Telecommunications Services – 0.3%
Orange S.A.,
5.38%, 1/13/42	100	142
Rogers Communications, Inc.,
2.90%, 11/15/26	200	221
Vodafone Group PLC,
4.38%, 5/30/28	200	239
4.25%, 9/17/50	200	248
		850
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	330	406
Telefonica Emisiones S.A.,
4.10%, 3/8/27	300	347
		753
Total Foreign Issuer Bonds
(Cost $20,142)		20,731

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 25.0% (5)
Fannie Mae – 18.3%
Pool #535714,
7.50%, 1/1/31	$4	$4
Pool #555599,
7.00%, 4/1/33	12	14
Pool #555691,
5.00%, 7/1/33	257	296
Pool #712130,
7.00%, 6/1/33	6	7
Pool #AB5209,
3.00%, 5/1/32	408	433
Pool #AD0925,
5.00%, 4/1/40	214	249
Pool #AL5119,
4.00%, 4/1/34	221	246
Pool #AL6041,
4.00%, 8/1/33	1,294	1,425
Pool #AL8352,
3.00%, 10/1/44	1,596	1,699
Pool #AQ5150,
2.50%, 11/1/42	1,145	1,225
Pool #AS3655,
4.50%, 10/1/44	307	340
Pool #AS5722,
3.50%, 9/1/45	168	179
Pool #AS6520,
3.50%, 1/1/46	554	591
Pool #AS6730,
3.50%, 2/1/46	750	802
Pool #AS7088,
2.50%, 5/1/31	203	212
Pool #AS7568,
4.50%, 7/1/46	1,034	1,134
Pool #AS8699,
4.00%, 1/1/47	391	421
Pool #AS8984,
4.50%, 3/1/47	237	260
Pool #BD7081,
4.00%, 3/1/47	901	971
Pool #BE3619,
4.00%, 5/1/47	935	1,007
Pool #BH4092,
4.50%, 10/1/47	594	649
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (5)continued
Fannie Mae – 18.3%continued
Pool #BH6175,
3.50%, 7/1/47	$180	$191
Pool #BJ0686,
4.00%, 4/1/48	399	427
Pool #BK4740,
4.00%, 8/1/48	1,033	1,104
Pool #BM1761,
4.00%, 8/1/44	238	262
Pool #BM4413,
4.50%, 12/1/47	790	861
Pool #BM5168,
2.50%, 6/1/46	491	525
Pool #BM5969,
3.00%, 11/1/46	1,505	1,604
Pool #BM5984,
5.00%, 5/1/49	191	211
Pool #BM5996,
5.00%, 12/1/48	139	154
Pool #BP6499,
3.00%, 7/1/50	591	620
Pool #BP6675,
2.50%, 9/1/40	688	727
Pool #CA6422,
3.00%, 7/1/50	829	870
Pool #FM0057,
2.50%, 5/1/32	1,809	1,912
Pool #FM1303,
3.00%, 1/1/48	800	867
Pool #FM1472,
3.50%, 3/1/34	159	170
Pool #FM1572,
3.00%, 9/1/48	243	255
Pool #FM2053,
3.50%, 8/1/44	1,280	1,391
Pool #FM2076,
3.00%, 3/1/45	981	1,060
Pool #FM2483,
3.50%, 2/1/33	945	1,014
Pool #FM3173,
3.50%, 7/1/47	751	813
Pool #FM3201,
3.50%, 4/1/34	334	358

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (5)continued
Fannie Mae – 18.3%continued
Pool #FM3523,
3.00%, 11/1/34	$844	$897
Pool #FM3727,
3.00%, 7/1/50	606	636
Pool #FM4172,
3.50%, 12/1/36	1,605	1,722
Pool #FM4491,
3.50%, 12/1/36	1,740	1,878
Pool #FM4605,
3.00%, 8/1/37	1,718	1,825
Pool #FM4768,
6.00%, 7/1/41	197	238
Pool #FM5237,
5.00%, 7/1/47	300	348
Pool #MA2232,
3.50%, 4/1/35	425	457
Pool #MA2864,
3.50%, 1/1/47	687	735
Pool #MA3088,
4.00%, 8/1/47	576	621
Pool #MA3183,
4.00%, 11/1/47	1,125	1,208
Pool #MA3184,
4.50%, 11/1/47	1,036	1,132
Pool #MA3211,
4.00%, 12/1/47	1,195	1,284
Pool #MA3448,
5.00%, 8/1/48	348	384
Pool #MA4186,
3.00%, 10/1/35	287	302
Pool TBA,
1/1/51(6)	4,805	4,991
		46,218
Freddie Mac – 2.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	510
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.42%, 9/1/37(4)	4	4
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (5)continued
Freddie Mac – 2.1%continued
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.46%, 11/1/37(4)	$10	$10
Pool #RD5026,
3.00%, 4/1/30	142	150
Pool #SB0084,
3.00%, 2/1/32	274	293
Pool #SB0216,
3.00%, 12/1/32	191	201
Pool #SB0328,
3.00%, 6/1/34	647	680
Pool #SB0329,
3.00%, 9/1/32	843	891
Pool #SD0033,
3.00%, 12/1/47	268	291
Pool #ZK7457,
3.50%, 2/1/29	295	316
Pool #ZS4687,
2.50%, 11/1/46	275	293
Pool #ZT0714,
5.00%, 10/1/48	367	406
Pool #ZT1333,
2.50%, 10/1/31	1,117	1,187
		5,232
Freddie Mac Gold – 2.7%
Pool #A48052,
5.50%, 12/1/35	105	123
Pool #G16396,
3.50%, 2/1/33	165	177
Pool #G60948,
3.00%, 1/1/47	282	306
Pool #G61257,
3.00%, 11/1/46	2,590	2,716
Pool #G61670,
3.00%, 5/1/47	1,480	1,599
Pool #Q15842,
3.00%, 2/1/43	541	585
Pool #Q42460,
4.00%, 6/1/46	122	132
Pool #Q44452,
3.00%, 11/1/46	926	972

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.0% (5)continued
Freddie Mac Gold – 2.7%continued
Pool #Q63667,
4.50%, 5/1/49	$237	$256
		6,866
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	497	525
Government National Mortgage Association I – 0.2%
Pool #604183,
5.50%, 4/15/33	2	3
Pool #633627,
5.50%, 9/15/34	3	3
Pool #757013,
3.50%, 12/15/40	584	626
		632
Government National Mortgage Association II – 1.5%
Pool #784801,
3.50%, 6/20/47	600	648
Pool #784832,
2.50%, 10/20/45	808	865
Pool #MA0089,
4.00%, 5/20/42	772	853
Pool #MA0782,
3.00%, 2/20/43	644	688
Pool #MA0850,
2.50%, 3/20/43	372	398
Pool #MA3666,
5.00%, 5/20/46	280	320
		3,772
Total U.S. Government Agencies
(Cost $61,974)		63,245

U.S. GOVERNMENT OBLIGATIONS – 24.4%
U.S. Treasury Bonds – 6.6%
1.38%, 11/15/40	7,952	7,863
1.38%, 8/15/50	9,474	8,873
		16,736
U.S. Treasury Notes – 17.8%
0.13%, 11/30/22	13,122	13,123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.4% continued
U.S. Treasury Notes – 17.8%continued
0.25%, 11/15/23	$22,096	$22,158
0.38%, 11/30/25	9,807	9,821
		45,102
Total U.S. Government Obligations
(Cost $61,792)		61,838

MUNICIPAL BONDS – 0.5%
California – 0.2%
University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,
3.26%, 5/15/60	370	416
New Jersey – 0.1%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	380	394
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	390	407
Total Municipal Bonds
(Cost $1,140)		1,217

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	23,706,594	$23,707
Total Investment Companies
(Cost $23,707)		23,707

Total Investments – 101.6%
(Cost $250,311)		256,841
Liabilities less Other Assets – (1.6%)		(3,943)
NET ASSETS – 100.0%		$252,898

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued	December 31, 2020 (UNAUDITED)
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$8,547	$—	$8,547
Corporate Bonds(1)	—	77,556	—	77,556
Foreign Issuer Bonds(1)	—	20,731	—	20,731
U.S. Government Agencies(1)	—	63,245	—	63,245
U.S. Government Obligations(1)	—	61,838	—	61,838
Municipal Bonds(1)	—	1,217	—	1,217
Investment Companies	23,707	—	—	23,707
Total Investments	$23,707	$233,134	$—	$256,841

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,047	$165,966	$145,306	$4	$23,707	23,706,594
FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.6%
Automobile – 0.7%
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	$6,750	$6,885
Commercial Mortgage-Backed Securities – 2.1%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	4,613
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	5,805	6,294
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,400	2,737
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	5,499
		19,143
Other – 0.8%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	7,565	7,735
Total Asset-Backed Securities
(Cost $31,735)		33,763

CORPORATE BONDS – 39.5%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.95%, 2/1/30	730	755
3.95%, 8/1/59	595	637
Northrop Grumman Corp.,
5.25%, 5/1/50	845	1,256
Precision Castparts Corp.,
4.38%, 6/15/45	515	648
Raytheon Technologies Corp.,
3.65%, 8/16/23	489	527
4.63%, 11/16/48	1,515	2,057
		5,880
Airlines – 0.2%
Southwest Airlines Co.,
4.75%, 5/4/23	1,530	1,663
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Apparel & Textile Products – 0.3%
VF Corp.,
2.40%, 4/23/25	$1,750	$1,867
2.95%, 4/23/30	1,045	1,156
		3,023
Automobiles Manufacturing – 0.9%
American Honda Finance Corp.,
2.30%, 9/9/26	1,000	1,086
Ford Motor Co.,
9.00%, 4/22/25	2,520	3,090
General Motors Co.,
6.75%, 4/1/46	830	1,196
General Motors Financial Co., Inc.,
2.70%, 8/20/27	2,235	2,370
Toyota Motor Credit Corp.,
2.15%, 2/13/30	1,000	1,074
		8,816
Banks – 0.6%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (1)	750	786
Wells Fargo & Co.,
3.00%, 10/23/26	1,000	1,108
(Variable, ICE LIBOR USD 3M + 3.77%), 4.48%, 4/4/31 (1)	1,750	2,139
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 4/4/51 (1)	960	1,364
		5,397
Biotechnology – 0.5%
Amgen, Inc.,
3.13%, 5/1/25	1,255	1,383
2.30%, 2/25/31	1,080	1,152
Gilead Sciences, Inc.,
2.50%, 9/1/23	500	526
2.60%, 10/1/40	620	626
2.80%, 10/1/50	655	650
Regeneron Pharmaceuticals, Inc.,
2.80%, 9/15/50	450	436
		4,773
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.13%, 7/1/49	1,180	1,440

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Cable & Satellite – 0.6%continued
Comcast Corp.,
4.70%, 10/15/48	$2,420	$3,381
Cox Communications, Inc.,
2.95%, 10/1/50 (2)	845	864
		5,685
Casinos & Gaming – 0.3%
Boyd Gaming Corp.,
4.75%, 12/1/27	2,470	2,566
Chemicals – 1.1%
Avery Dennison Corp.,
2.65%, 4/30/30	1,105	1,185
Dow Chemical (The) Co.,
3.63%, 5/15/26	700	789
3.60%, 11/15/50	350	393
DuPont de Nemours, Inc.,
2.17%, 5/1/23	3,800	3,850
LYB International Finance III LLC,
2.25%, 10/1/30	300	309
4.20%, 5/1/50	300	350
PPG Industries, Inc.,
2.55%, 6/15/30	835	897
RPM International, Inc.,
4.55%, 3/1/29	895	1,043
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	800	915
Valvoline, Inc.,
6/15/31 (2) (3)	670	687
		10,418
Commercial Finance – 0.1%
GATX Corp.,
4.00%, 6/30/30	760	898
Communications Equipment – 0.2%
Corning, Inc.,
5.45%, 11/15/79	325	446
Motorola Solutions, Inc.,
2.30%, 11/15/30	1,125	1,147
		1,593
Construction Materials Manufacturing – 0.2%
Carlisle Cos., Inc.,
2.75%, 3/1/30	1,065	1,141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Construction Materials Manufacturing – 0.2%continued
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	$1,135	$1,209
		2,350
Consumer Finance – 0.6%
Fiserv, Inc.,
3.20%, 7/1/26	1,920	2,151
Global Payments, Inc.,
4.15%, 8/15/49	705	869
PennyMac Financial Services, Inc.,
5.38%, 10/15/25 (2)	2,040	2,157
		5,177
Consumer Services – 0.1%
Block Financial LLC,
3.88%, 8/15/30	1,130	1,221
Containers & Packaging – 0.6%
Berry Global, Inc.,
1.57%, 1/15/26 (2)	415	419
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (2)	1,830	1,921
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (2)	2,805	2,833
Packaging Corp. of America,
3.40%, 12/15/27	585	659
		5,832
Design, Manufacturing & Distribution – 0.1%
Jabil, Inc.,
3.60%, 1/15/30	480	534
Diversified Banks – 2.1%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (1) (4)	910	1,028
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (1)	1,095	1,174
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (1)	1,750	2,210
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51 (1)	835	871
Citigroup, Inc.,
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (1)	2,140	2,595
8.13%, 7/15/39	1,500	2,681

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Diversified Banks – 2.1%continued
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (4)	$2,470	$2,598
3.88%, 9/10/24	1,940	2,172
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (1) (4)	1,770	1,828
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (1)	1,275	1,347
(Variable, U.S. SOFR + 3.79%), 4.49%, 3/24/31 (1)	1,135	1,396
		19,900
Educational Services – 0.1%
Massachusetts Institute of Technology,
2.99%, 7/1/50	200	232
President and Fellows of Harvard College,
4.88%, 10/15/40	200	284
		516
Electrical Equipment Manufacturing – 0.5%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	1,145	1,162
Carrier Global Corp.,
3.38%, 4/5/40	660	724
Keysight Technologies, Inc.,
4.55%, 10/30/24	409	462
3.00%, 10/30/29	1,190	1,314
Roper Technologies, Inc.,
3.80%, 12/15/26	456	527
2.00%, 6/30/30	690	705
		4,894
Entertainment Content – 0.6%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	1,146
ViacomCBS, Inc.,
4.95%, 5/19/50	810	1,049
Walt Disney (The) Co.,
1.75%, 1/13/26	1,045	1,095
2.20%, 1/13/28	1,045	1,119
3.50%, 5/13/40	805	946
		5,355
Exploration & Production – 1.3%
Chesapeake Energy Corp.,
11.50%, 1/1/25 (2) (5)	1,253	219
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Exploration & Production – 1.3%continued
ConocoPhillips,
6.50%, 2/1/39	$350	$541
Hess Corp.,
7.13%, 3/15/33	900	1,176
Murphy Oil Corp.,
6.38%, 12/1/42	1,760	1,551
Noble Energy, Inc.,
5.25%, 11/15/43	795	1,142
SM Energy Co.,
5.63%, 6/1/25	1,665	1,357
WPX Energy, Inc.,
5.25%, 9/15/24	3,240	3,529
4.50%, 1/15/30	2,455	2,602
		12,117
Financial Services – 2.7%
Ares Capital Corp.,
4.25%, 3/1/25	925	1,003
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (4)	693	739
FMR LLC,
6.45%, 11/15/39 (2)	3,265	4,973
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,727
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	830	881
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (1) (4)	1,795	1,813
3.50%, 4/1/25	1,320	1,466
6.25%, 2/1/41	1,250	1,958
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	2,000	2,077
5.25%, 5/15/27	1,465	1,570
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	1,235	1,265
Jefferies Group LLC,
2.75%, 10/15/32	840	882
Morgan Stanley,
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 4/24/24 (1)	1,180	1,270
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (1)	1,160	1,225

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Financial Services – 2.7%continued
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (1)	$1,525	$1,536
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (1)	405	462
		25,847
Food & Beverage – 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	1,075	1,215
4.90%, 2/1/46	1,685	2,191
Cargill, Inc.,
1.38%, 7/23/23 (2)	1,265	1,297
Coca-Cola (The) Co.,
7.38%, 7/29/93	470	919
Conagra Brands, Inc.,
1.38%, 11/1/27	765	772
Constellation Brands, Inc.,
2.88%, 5/1/30	850	931
Hormel Foods Corp.,
1.80%, 6/11/30	670	693
Kellogg Co.,
2.10%, 6/1/30	1,740	1,828
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26 (6)	1,825	1,987
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (2)	690	683
1.63%, 4/1/31 (2)	690	679
Tyson Foods, Inc.,
4.50%, 6/15/22	525	551
4.35%, 3/1/29	635	770
		14,516
Hardware – 1.1%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (2)	1,235	1,366
5.85%, 7/15/25 (2)	2,435	2,924
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	1,195	1,269
4.45%, 10/2/23	1,015	1,117
4.65%, 10/1/24	1,000	1,135
6.35%, 10/15/45	1,235	1,628
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Hardware – 1.1%continued
NCR Corp.,
8.13%, 4/15/25 (2)	$620	$690
		10,129
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	1,185	1,345
CVS Health Corp.,
5.05%, 3/25/48	1,040	1,410
DaVita, Inc.,
4.63%, 6/1/30 (2)	3,000	3,184
Quest Diagnostics, Inc.,
2.80%, 6/30/31	645	707
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	1,480	1,670
		8,316
Home Improvement – 0.1%
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	580	607
Homebuilders – 0.1%
D.R. Horton, Inc.,
1.40%, 10/15/27	1,140	1,144
Industrial Other – 0.0%
Emerson Electric Co.,
2.75%, 10/15/50	410	432
Integrated Oils – 0.5%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	2,000	2,012
Chevron Corp.,
2.98%, 5/11/40	800	886
Exxon Mobil Corp.,
2.61%, 10/15/30	1,250	1,365
4.33%, 3/19/50	635	832
		5,095
Life Insurance – 0.9%
Ohio National Financial Services, Inc.,
5.55%, 1/24/30 (2)	3,095	3,236
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,474
		8,710
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,393

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Machinery Manufacturing – 0.4%continued
IDEX Corp.,
3.00%, 5/1/30	$360	$396
Xylem, Inc.,
2.25%, 1/30/31	575	606
		3,395
Managed Care – 0.5%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,646
2.38%, 1/15/25	715	765
Centene Corp.,
4.63%, 12/15/29	1,870	2,076
		4,487
Mass Merchants – 0.3%
Dollar General Corp.,
3.50%, 4/3/30	1,015	1,165
4.13%, 4/3/50	1,250	1,582
		2,747
Medical Equipment & Devices Manufacturing – 0.4%
Alcon Finance Corp.,
2.60%, 5/27/30 (2)	750	799
Becton Dickinson and Co.,
3.79%, 5/20/50	815	968
Boston Scientific Corp.,
1.90%, 6/1/25	750	788
Stryker Corp.,
4.38%, 5/15/44	725	916
		3,471
Metals & Mining – 0.6%
Glencore Funding LLC,
4.13%, 3/12/24 (2)	845	930
3.88%, 10/27/27 (2)	630	710
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (2)	1,795	1,862
Novelis Corp.,
4.75%, 1/30/30 (2)	1,000	1,077
Southern Copper Corp.,
6.75%, 4/16/40	400	602
		5,181
Oil & Gas Services & Equipment – 0.2%
Halliburton Co.,
2.92%, 3/1/30	400	421
5.00%, 11/15/45	300	357
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Oil & Gas Services & Equipment – 0.2%continued
National Oilwell Varco, Inc.,
3.60%, 12/1/29	$440	$460
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	1,070	988
		2,226
Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.38%, 11/14/21	515	529
2.85%, 5/14/23	386	406
2.60%, 11/21/24	1,375	1,474
Merck & Co., Inc.,
2.45%, 6/24/50	835	864
Mylan, Inc.,
5.20%, 4/15/48	865	1,126
		4,399
Pipeline – 1.5%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	965	1,106
Energy Transfer Operating L.P.,
4.20%, 9/15/23	1,005	1,083
Enterprise Products Operating LLC,
3.95%, 1/31/60	1,195	1,323
EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	2,246
Kinder Morgan, Inc.,
4.30%, 6/1/25	600	685
2.00%, 2/15/31	1,300	1,307
MPLX L.P.,
4.13%, 3/1/27	700	807
4.50%, 4/15/38	700	801
ONEOK, Inc.,
4.00%, 7/13/27	1,250	1,394
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,685	1,846
Western Midstream Operating L.P.,
6.25%, 2/1/50	1,590	1,749
		14,347
Power Generation – 0.8%
Calpine Corp.,
4.50%, 2/15/28 (2)	2,185	2,273
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (2)	1,070	1,076

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Power Generation – 0.8%continued
NRG Energy, Inc.,
2.45%, 12/2/27 (2)	$415	$437
3.63%, 2/15/31 (2)	2,025	2,083
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (2)	660	696
Terraform Global Operating LLC,
6.13%, 3/1/26 (2)	1,035	1,058
		7,623
Property & Casualty Insurance – 0.6%
Allstate (The) Corp.,
4.50%, 6/15/43	600	803
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	345	363
2.85%, 10/15/50	370	396
Brown & Brown, Inc.,
2.38%, 3/15/31	1,155	1,209
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	451
1.38%, 9/15/30	300	299
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	400	454
4.90%, 3/15/49	300	435
Progressive (The) Corp.,
3.20%, 3/26/30	250	288
Travelers (The) Cos., Inc.,
2.55%, 4/27/50	300	316
Willis North America, Inc.,
2.95%, 9/15/29	200	219
		5,233
Publishing & Broadcasting – 0.4%
Entercom Media Corp.,
7.25%, 11/1/24 (2)	1,645	1,641
TEGNA, Inc.,
5.00%, 9/15/29	1,850	1,954
		3,595
Railroad – 0.2%
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51	675	769
Union Pacific Corp.,
3.25%, 2/5/50	810	923
		1,692
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Real Estate – 2.7%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	$1,044	$1,093
American Tower Corp.,
3.13%, 1/15/27	1,770	1,953
AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	267
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	689
EPR Properties,
4.50%, 4/1/25	1,500	1,522
4.50%, 6/1/27	2,215	2,218
Equinix, Inc.,
3.20%, 11/18/29	1,015	1,114
ERP Operating L.P.,
3.25%, 8/1/27	250	279
Essex Portfolio L.P.,
2.65%, 3/15/32	845	907
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	1,860	1,940
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	739
Iron Mountain, Inc.,
4.88%, 9/15/27 (2)	1,765	1,844
iStar, Inc.,
4.75%, 10/1/24	1,700	1,721
Kimco Realty Corp.,
2.70%, 10/1/30	500	540
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	1,940	2,003
National Retail Properties, Inc.,
3.10%, 4/15/50	810	782
Realty Income Corp.,
4.13%, 10/15/26	500	588
Simon Property Group L.P.,
2.65%, 7/15/30	1,500	1,590
STORE Capital Corp.,
2.75%, 11/18/30	760	773
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,876

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Real Estate – 2.7%continued
VEREIT Operating Partnership L.P.,
3.40%, 1/15/28	$375	$414
2.20%, 6/15/28	770	787
		25,639
Refining & Marketing – 0.6%
CVR Energy, Inc.,
5.75%, 2/15/28 (2)	2,995	2,838
Marathon Petroleum Corp.,
3.80%, 4/1/28	785	875
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	1,000	1,064
Phillips 66,
2.15%, 12/15/30	500	507
		5,284
Restaurants – 0.4%
Golden Nugget, Inc.,
6.75%, 10/15/24 (2)	1,920	1,906
Starbucks Corp.,
1.30%, 5/7/22	345	350
2.00%, 3/12/27	695	738
3.50%, 11/15/50	815	937
		3,931
Retail - Consumer Discretionary – 1.4%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	860	873
Best Buy Co., Inc.,
1.95%, 10/1/30	1,140	1,146
eBay, Inc.,
3.60%, 6/5/27	790	895
2.70%, 3/11/30	2,430	2,614
Genuine Parts Co.,
1.88%, 11/1/30	770	764
Home Depot (The), Inc.,
2.50%, 4/15/27	690	757
Lowe's Cos., Inc.,
1.30%, 4/15/28	1,070	1,079
O'Reilly Automotive, Inc.,
1.75%, 3/15/31	1,135	1,137
Ross Stores, Inc.,
4.60%, 4/15/25	1,100	1,269
0.88%, 4/15/26	1,130	1,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Retail - Consumer Discretionary – 1.4%continued
TJX (The) Cos., Inc.,
1.60%, 5/15/31	$1,055	$1,066
Tractor Supply Co.,
1.75%, 11/1/30	770	774
		13,504
Retail - Consumer Staples – 0.2%
Sysco Corp.,
3.30%, 2/15/50	2,085	2,180
Semiconductors – 0.2%
Broadcom, Inc.,
3.15%, 11/15/25	1,270	1,387
KLA Corp.,
3.30%, 3/1/50	635	716
		2,103
Software & Services – 1.3%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	996	1,091
Citrix Systems, Inc.,
4.50%, 12/1/27	660	776
Equifax, Inc.,
3.10%, 5/15/30	1,150	1,279
Infor, Inc.,
1.75%, 7/15/25 (2)	865	899
Leidos, Inc.,
3.63%, 5/15/25 (2)	430	481
Moody's Corp.,
4.25%, 2/1/29	880	1,057
Oracle Corp.,
3.60%, 4/1/50	975	1,136
ServiceNow, Inc.,
1.40%, 9/1/30	380	371
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (2)	2,535	2,627
Verisk Analytics, Inc.,
3.63%, 5/15/50	495	577
Vmware, Inc.,
2.95%, 8/21/22	800	830
4.70%, 5/15/30	1,130	1,359
		12,483
Tobacco – 0.2%
Reynolds American, Inc.,
5.85%, 8/15/45	1,172	1,499

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Transportation & Logistics – 0.8%
Cummins, Inc.,
2.60%, 9/1/50	$410	$419
FedEx Corp.,
3.80%, 5/15/25	980	1,106
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	1,010	1,160
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (2)	2,090	2,370
Ryder System, Inc.,
2.90%, 12/1/26	2,285	2,511
		7,566
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	600	640
Utilities – 2.6%
AES (The) Corp.,
1.38%, 1/15/26 (2)	1,275	1,286
American Electric Power Co., Inc.,
3.25%, 3/1/50	1,310	1,382
Avangrid, Inc.,
3.80%, 6/1/29	1,060	1,216
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31 (2)	1,285	1,285
2.85%, 5/15/51 (2)	865	890
CenterPoint Energy, Inc.,
2.95%, 3/1/30	1,785	1,943
Consolidated Edison Co. of New York, Inc.,
3.00%, 12/1/60	840	856
Dominion Energy, Inc.,
3.07%, 8/15/24 (7)	660	712
DTE Energy Co.,
1.05%, 6/1/25	980	991
East Ohio Gas (The) Co.,
3.00%, 6/15/50 (2)	870	948
Entergy Texas, Inc.,
1.75%, 3/15/31	1,075	1,077
Eversource Energy,
1.65%, 8/15/30	1,250	1,245
Exelon Corp.,
5.63%, 6/15/35	1,480	2,002
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Utilities – 2.6%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$610	$640
NiSource, Inc.,
3.60%, 5/1/30	1,000	1,157
Pacific Gas and Electric Co.,
4.95%, 7/1/50	675	804
PPL Capital Funding, Inc.,
4.00%, 9/15/47	795	926
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	980	980
San Diego Gas & Electric Co.,
1.70%, 10/1/30	765	774
Southern (The) Co.,
3.70%, 4/30/30	950	1,100
Southern California Gas Co.,
2.60%, 6/15/26	650	706
Xcel Energy, Inc.,
2.60%, 12/1/29	1,840	1,991
		24,911
Waste & Environment Services & Equipment – 0.3%
Republic Services, Inc.,
1.75%, 2/15/32	1,260	1,263
Stericycle, Inc.,
5.38%, 7/15/24 (2)	1,255	1,308
		2,571
Wireless Telecommunications Services – 2.7%
AT&T, Inc.,
2.55%, 12/1/33 (2)	1,971	2,021
6.55%, 6/15/34	2,357	3,181
5.35%, 12/15/43	905	1,147
3.85%, 6/1/60	840	881
Sprint Capital Corp.,
6.88%, 11/15/28	2,540	3,349
Sprint Corp.,
7.88%, 9/15/23	2,860	3,311
7.13%, 6/15/24	1,705	1,995
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25 (2)	2,095	2,315
3.60%, 11/15/60 (2)	850	902
Verizon Communications, Inc.,
1.75%, 1/20/31	1,135	1,129
4.40%, 11/1/34	2,400	2,995

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.5% continued
Wireless Telecommunications Services – 2.7%continued
5.01%, 8/21/54	$755	$1,057
3.00%, 11/20/60	840	849
		25,132
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(2)	1,850	1,932
Total Corporate Bonds
(Cost $349,485)		371,175

FOREIGN ISSUER BONDS – 10.6%
Banks – 1.5%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	2,200	2,321
BPCE S.A.,
3.50%, 10/23/27 (2)	575	641
Deutsche Bank A.G.,
3.30%, 11/16/22	1,465	1,528
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (1)	1,818	1,870
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (1)	2,005	2,027
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (1)	800	845
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	540	607
Nationwide Building Society,
1.00%, 8/28/25 (2)	2,200	2,206
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (1)	2,130	2,233
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	270	308
		14,586
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.6% continued
Biotechnology – 0.1%
Royalty Pharma PLC,
1.75%, 9/2/27 (2)	$345	$355
3.30%, 9/2/40 (2)	505	531
		886
Cable & Satellite – 0.8%
Altice Financing S.A.,
7.50%, 5/15/26 (2)	3,550	3,746
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (2)	600	646
UPC Holding B.V.,
5.50%, 1/15/28 (2)	2,625	2,770
		7,162
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	600	697
Commercial Finance – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/15/27	1,000	1,132
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (2)	1,220	1,245
		2,377
Design, Manufacturing & Distribution – 0.3%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,844
4.88%, 6/15/29	1,125	1,329
		3,173
Diversified Banks – 1.9%
Barclays PLC,
(Variable, ICE LIBOR USD 3M + 2.45%), 2.85%, 5/7/26 (1)	1,250	1,342
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (1)	1,250	1,302
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.50%, 2/25/30 (1) (2) (4)	765	773
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	670	731
Credit Agricole S.A.,
3.25%, 1/14/30 (2)	1,000	1,097

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.6% continued
Diversified Banks – 1.9%continued
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (1) (4)	$1,800	$1,800
HSBC Holdings PLC,
4.30%, 3/8/26	1,500	1,728
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (1)	2,000	2,066
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	1,250	1,437
2.05%, 7/17/30	1,250	1,306
Societe Generale S.A.,
2.63%, 10/16/24 (2)	1,825	1,934
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.51%), 5.38%, 11/18/30 (1) (2) (4)	1,200	1,273
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	1,300	1,355
		18,144
Electrical Equipment Manufacturing – 0.1%
Johnson Controls International PLC,
4.63%, 7/2/44	930	1,226
5.13%, 9/14/45	115	158
		1,384
Exploration & Production – 0.1%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	700	749
Financial Services – 0.4%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	2,340	2,445
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	965	1,136
		3,581
Food & Beverage – 0.4%
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	846
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (2)	1,575	1,810
MARB BondCo PLC,
6.88%, 1/19/25 (2)	1,040	1,075
		3,731
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.6% continued
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30 (2)	$425	$447
Seagate HDD Cayman,
3.13%, 7/15/29 (2)	525	525
		972
Integrated Oils – 0.3%
Cenovus Energy, Inc.,
6.75%, 11/15/39	765	1,011
Total Capital International S.A.,
2.83%, 1/10/30	1,000	1,114
3.13%, 5/29/50	365	396
		2,521
Internet Media – 0.3%
Baidu, Inc.,
1.72%, 4/9/26	1,405	1,424
Prosus N.V.,
3.83%, 2/8/51 (2)	645	633
Tencent Holdings Ltd.,
2.99%, 1/19/23 (2)	925	962
		3,019
Life Insurance – 0.1%
Athene Holding Ltd.,
3.50%, 1/15/31	1,140	1,205
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	1,070	1,090
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	360
BHP Billiton Finance U.S.A. Ltd.,
5.00%, 9/30/43	750	1,103
New Gold, Inc.,
6.38%, 5/15/25 (2)	367	384
Teck Resources Ltd.,
6.25%, 7/15/41	1,620	2,071
		3,918
Oil & Gas Services & Equipment – 0.1%
Noble Holding International Ltd.,
7.88%, 2/1/26 (2) (5) (8)	1,360	544
Schlumberger Investment S.A.,
2.65%, 6/26/30	400	427
		971

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.6% continued
Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (2)	$1,530	$1,577
GlaxoSmithKline Capital PLC,
3.00%, 6/1/24	830	894
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	440	492
		2,963
Pipeline – 0.2%
TransCanada PipeLines Ltd.,
4.88%, 5/15/48	400	517
(Variable, ICE LIBOR USD 3M + 2.21%), 2.43%, 5/15/67 (9)	1,236	967
		1,484
Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25(2) (10)	2,060	2,199
Refining & Marketing – 0.3%
Parkland Corp.,
6.00%, 4/1/26(2)	2,535	2,662
Semiconductors – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,900	2,133
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25 (2)	410	441
		2,574
Sovereigns – 0.8%
Colombia Government International Bond,
3.00%, 1/30/30	750	786
Indonesia Government International Bond,
3.85%, 10/15/30	800	930
Israel Government International Bond,
2.75%, 7/3/30	800	882
Mexico Government International Bond,
3.25%, 4/16/30	1,000	1,080
4.50%, 1/31/50	1,000	1,171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.6% continued
Sovereigns – 0.8%continued
Panama Government International Bond,
4.50%, 4/16/50	$750	$962
Peruvian Government International Bond,
2.84%, 6/20/30	600	664
Philippine Government International Bond,
3.75%, 1/14/29	750	874
Uruguay Government International Bond,
5.10%, 6/18/50	300	419
		7,768
Waste & Environment Services & Equipment – 0.2%
GFL Environmental, Inc.,
4.00%, 8/1/28 (2)	1,355	1,365
Waste Connections, Inc.,
3.05%, 4/1/50	335	364
		1,729
Wireless Telecommunications Services – 0.6%
Altice France S.A.,
7.38%, 5/1/26 (2)	1,000	1,053
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (2)	1,685	1,815
Orange S.A.,
5.38%, 1/13/42	250	355
Rogers Communications, Inc.,
2.90%, 11/15/26	600	663
Vodafone Group PLC,
4.38%, 5/30/28	700	838
4.25%, 9/17/50	600	743
		5,467
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	1,075	1,322
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,000	1,158
		2,480
Total Foreign Issuer Bonds
(Cost $96,561)		99,492

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Denbury, Inc.*	48,395	$1,243
Whiting Petroleum Corp.*	37,358	934
		2,177
Total Common Stocks
(Cost $3,819)		2,177

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 25.3% (11)
Fannie Mae – 16.8%
Pool #256883,
6.00%, 9/1/37	$8	$9
Pool #535714,
7.50%, 1/1/31	14	15
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	30	35
Pool #545556,
7.00%, 4/1/32	18	21
Pool #555189,
7.00%, 12/1/32	110	129
Pool #581806,
7.00%, 7/1/31	42	49
Pool #585617,
7.00%, 5/1/31(12)	—	—
Pool #725228,
6.00%, 3/1/34	87	104
Pool #AB5209,
3.00%, 5/1/32	3,536	3,750
Pool #AB9546,
3.50%, 6/1/28	118	129
Pool #AD0925,
5.00%, 4/1/40	107	125
Pool #AL3063,
3.50%, 1/1/28	429	460
Pool #AL5119,
4.00%, 4/1/34	1,449	1,611
Pool #AL8352,
3.00%, 10/1/44	4,159	4,427
Pool #AO2961,
4.00%, 5/1/42	312	344
Pool #AQ9360,
2.50%, 1/1/28	123	130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.3% (11)continued
Fannie Mae – 16.8%continued
Pool #AS1991,
3.50%, 3/1/29	$572	$620
Pool #AS3655,
4.50%, 10/1/44	1,154	1,279
Pool #AS6520,
3.50%, 1/1/46	2,417	2,575
Pool #AS7088,
2.50%, 5/1/31	2,374	2,481
Pool #AS7568,
4.50%, 7/1/46	1,585	1,739
Pool #AS8699,
4.00%, 1/1/47	2,413	2,596
Pool #AS8984,
4.50%, 3/1/47	1,558	1,705
Pool #BH4092,
4.50%, 10/1/47	1,961	2,142
Pool #BH6175,
3.50%, 7/1/47	977	1,037
Pool #BJ0686,
4.00%, 4/1/48	1,597	1,708
Pool #BJ3524,
4.00%, 11/1/47	2,826	3,035
Pool #BK4740,
4.00%, 8/1/48	4,094	4,375
Pool #BM1761,
4.00%, 8/1/44	340	374
Pool #BM1948,
6.00%, 7/1/41	259	315
Pool #BM3428,
3.50%, 1/1/33	1,635	1,752
Pool #BM4413,
4.50%, 12/1/47	2,621	2,856
Pool #BM5168,
2.50%, 6/1/46	873	934
Pool #BM5969,
3.00%, 11/1/46	6,925	7,379
Pool #BM5984,
5.00%, 5/1/49	344	381
Pool #BM5996,
5.00%, 12/1/48	251	278
Pool #BP6499,
3.00%, 7/1/50	2,954	3,099

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.3% (11)continued
Fannie Mae – 16.8%continued
Pool #BP6675,
2.50%, 9/1/40	$2,537	$2,682
Pool #CA6422,
3.00%, 7/1/50	3,360	3,527
Pool #FM0057,
2.50%, 5/1/32	5,715	6,042
Pool #FM1303,
3.00%, 1/1/48	3,408	3,691
Pool #FM1438,
3.00%, 8/1/38	894	946
Pool #FM1472,
3.50%, 3/1/34	124	133
Pool #FM1572,
3.00%, 9/1/48	1,255	1,319
Pool #FM2076,
3.00%, 3/1/45	3,336	3,604
Pool #FM2483,
3.50%, 2/1/33	2,285	2,454
Pool #FM3173,
3.50%, 7/1/47	3,161	3,423
Pool #FM3201,
3.50%, 4/1/34	1,817	1,947
Pool #FM3308,
3.00%, 4/1/32	1,738	1,826
Pool #FM3523,
3.00%, 11/1/34	3,418	3,630
Pool #FM3727,
3.00%, 7/1/50	3,031	3,180
Pool #FM4172,
3.50%, 12/1/36	6,606	7,088
Pool #FM4491,
3.50%, 12/1/36	5,199	5,609
Pool #FM4605,
3.00%, 8/1/37	4,212	4,474
Pool #FM4768,
6.00%, 7/1/41	295	357
Pool #FM5238,
5.50%, 5/1/44	300	349
Pool #MA0878,
4.00%, 10/1/31	750	819
Pool #MA2522,
3.50%, 2/1/46	3,062	3,277
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.3% (11)continued
Fannie Mae – 16.8%continued
Pool #MA2642,
3.50%, 6/1/46	$3,492	$3,732
Pool #MA2864,
3.50%, 1/1/47	1,929	2,062
Pool #MA3004,
4.00%, 5/1/37	763	825
Pool #MA3088,
4.00%, 8/1/47	1,782	1,919
Pool #MA3183,
4.00%, 11/1/47	4,460	4,790
Pool #MA3184,
4.50%, 11/1/47	3,436	3,754
Pool #MA3211,
4.00%, 12/1/47	4,782	5,136
Pool #MA3448,
5.00%, 8/1/48	1,498	1,658
Pool #MA4186,
3.00%, 10/1/35	1,056	1,109
Pool TBA,
1/1/51(3)	18,130	18,833
		158,194
Freddie Mac – 2.6%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,985
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.42%, 9/1/37(9)	53	53
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.46%, 11/1/37(9)	107	108
Pool #RD5026,
3.00%, 4/1/30	938	988
Pool #SB0084,
3.00%, 2/1/32	1,687	1,802
Pool #SB0216,
3.00%, 12/1/32	1,082	1,137
Pool #SB0328,
3.00%, 6/1/34	2,622	2,754
Pool #SB0329,
3.00%, 9/1/32	3,682	3,893

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.3% (11)continued
Freddie Mac – 2.6%continued
Pool #SD0033,
3.00%, 12/1/47	$1,205	$1,307
Pool #ZK7457,
3.50%, 2/1/29	3,445	3,697
Pool #ZS4687,
2.50%, 11/1/46	953	1,018
Pool #ZT0714,
5.00%, 10/1/48	1,582	1,752
Pool #ZT1333,
2.50%, 10/1/31	4,038	4,291
		24,785
Freddie Mac Gold – 2.7%
Pool #A48052,
5.50%, 12/1/35	314	369
Pool #A87842,
4.50%, 8/1/39	400	449
Pool #C00910,
7.50%, 1/1/30	101	119
Pool #G05935,
6.00%, 3/1/36	146	176
Pool #G07068,
5.00%, 7/1/41	511	594
Pool #G08731,
2.50%, 11/1/46	2,032	2,172
Pool #G15612,
3.50%, 12/1/29	132	140
Pool #G16396,
3.50%, 2/1/33	1,940	2,075
Pool #G18643,
2.50%, 5/1/32	164	172
Pool #G60948,
3.00%, 1/1/47	496	539
Pool #G61257,
3.00%, 11/1/46	2,429	2,547
Pool #G61670,
3.00%, 5/1/47	6,346	6,857
Pool #G61723,
3.50%, 1/1/43	147	162
Pool #Q15842,
3.00%, 2/1/43	2,318	2,507
Pool #Q42460,
4.00%, 6/1/46	492	531
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.3% (11)continued
Freddie Mac Gold – 2.7%continued
Pool #Q44452,
3.00%, 11/1/46	$4,602	$4,833
Pool #Q63667,
4.50%, 5/1/49	783	846
		25,088
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	2,107	2,223
Government National Mortgage Association I – 0.3%
Pool #757013,
3.50%, 12/15/40	2,336	2,505
Government National Mortgage Association II – 2.7%
Pool #784801,
3.50%, 6/20/47	1,226	1,325
Pool #784832,
2.50%, 10/20/45	10,667	11,416
Pool #MA0089,
4.00%, 5/20/42	2,306	2,549
Pool #MA0782,
3.00%, 2/20/43	4,802	5,130
Pool #MA0850,
2.50%, 3/20/43	1,602	1,714
Pool #MA3666,
5.00%, 5/20/46	1,060	1,212
Pool #MA4008,
5.50%, 10/20/46	147	172
Pool #MA6870,
5.00%, 9/20/50	1,379	1,528
		25,046
Total U.S. Government Agencies
(Cost $232,948)		237,841

U.S. GOVERNMENT OBLIGATIONS – 16.5%
U.S. Treasury Bonds – 4.9%
1.38%, 11/15/40	15,307	15,135
1.38%, 8/15/50	32,911	30,823
		45,958
U.S. Treasury Notes – 11.6%
0.13%, 11/30/22	37,939	37,944

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 16.5% continued
U.S. Treasury Notes – 11.6%continued
0.25%, 11/15/23	$50,224	$50,365
0.38%, 11/30/25	20,745	20,774
		109,083
Total U.S. Government Obligations
(Cost $154,739)		155,041

MUNICIPAL BONDS – 0.5%
California – 0.2%
University of California Regents Medical Center Pooled Taxable Revenue Bonds, Series N,
3.26%, 5/15/60	1,610	1,811
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	1,610	1,668
New York – 0.1%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	1,585	1,656
Total Municipal Bonds
(Cost $4,805)		5,135

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(13) (14)	50,534,830	$50,535
Total Investment Companies
(Cost $50,535)		50,535

Total Investments – 101.6%
(Cost $924,627)		955,159
Liabilities less Other Assets – (1.6%)		(14,594)
NET ASSETS – 100.0%		$940,565

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Restricted security.
(7)	Step coupon bond. Rate as of December 31, 2020 is disclosed.
(8)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of this restricted illiquid security amounted to approximately $544,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18	$1,360

(9)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(10)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

TBA - To be announced

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	December 31, 2020 (UNAUDITED)
USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$33,763	$—	$33,763
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$371,175	$—	$371,175
Foreign Issuer Bonds(1)	—	99,492	—	99,492
Common Stocks	2,177	—	—	2,177
U.S. Government Agencies(1)	—	237,841	—	237,841
U.S. Government Obligations(1)	—	155,041	—	155,041
Municipal Bonds(1)	—	5,135	—	5,135
Investment Companies	50,535	—	—	50,535
Total Investments	$52,712	$902,447	$—	$955,159

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,804	$540,038	$493,307	$12	$50,535	50,534,830
FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 76.7%
Advertising & Marketing – 0.6%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$8,000	$8,460
Terrier Media Buyer, Inc.,
8.88%, 12/15/27 (1)	11,350	12,513
		20,973
Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	6,581
SSL Robotics LLC,
9.75%, 12/31/23 (1)	11,900	13,447
TransDigm, Inc.,
5.50%, 11/15/27	9,225	9,698
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	4,125	4,527
7.75%, 8/15/25	16,750	15,306
		49,559
Airlines – 0.6%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	6,600	5,104
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,950	9,179
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	8,350	8,976
		23,259
Auto Parts Manufacturing – 0.7%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	3,150	3,394
Dana, Inc.,
5.63%, 6/15/28	8,750	9,422
Meritor, Inc.,
6.25%, 6/1/25 (1)	8,950	9,666
Tenneco, Inc.,
7.88%, 1/15/29 (1)	2,200	2,470
		24,952
Automobiles Manufacturing – 2.5%
Ford Motor Co.,
8.50%, 4/21/23	6,600	7,428
9.00%, 4/22/25	6,575	8,061
9.63%, 4/22/30	1,825	2,576
Ford Motor Credit Co. LLC,
3.81%, 10/12/21	2,750	2,781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Automobiles Manufacturing – 2.5%continued
4.25%, 9/20/22	$2,775	$2,864
5.58%, 3/18/24	4,628	4,992
3.66%, 9/8/24	4,275	4,387
4.06%, 11/1/24	3,800	3,992
5.13%, 6/16/25	2,000	2,175
4.13%, 8/4/25	8,200	8,600
4.39%, 1/8/26	8,725	9,158
4.13%, 8/17/27	13,000	13,617
5.11%, 5/3/29	5,318	5,923
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	12,454
		89,008
Cable & Satellite – 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	32,387	34,249
4.50%, 5/1/32 (1)	4,100	4,378
CSC Holdings LLC,
6.50%, 2/1/29 (1)	17,100	19,307
5.75%, 1/15/30 (1)	8,425	9,236
4.63%, 12/1/30 (1)	9,800	10,229
DISH DBS Corp.,
7.75%, 7/1/26	22,917	25,667
GCI LLC,
4.75%, 10/15/28 (1)	10,000	10,665
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	9,030	10,217
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	6,150	6,427
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	4,000	4,125
6.50%, 9/15/28 (1)	4,000	4,215
Sirius XM Radio, Inc.,
5.50%, 7/1/29 (1)	6,450	7,097
		145,812
Casinos & Gaming – 2.6%
Affinity Gaming,
6.88%, 12/15/27 (1)	6,300	6,601
Bally's Corp.,
6.75%, 6/1/27 (1)	8,025	8,607

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Casinos & Gaming – 2.6%continued
Boyd Gaming Corp.,
4.75%, 12/1/27	$11,350	$11,790
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	5,100	5,432
8.13%, 7/1/27 (1)	5,975	6,614
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	6,250	6,622
5.25%, 10/15/25 (1)	12,975	13,112
MGM Resorts International,
6.00%, 3/15/23	6,661	7,152
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	15,060	16,229
Station Casinos LLC,
4.50%, 2/15/28 (1)	12,125	12,216
		94,375
Chemicals – 0.9%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23 (1)	15,110	15,126
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,575	7,232
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	5,025	5,308
WR Grace & Co.-Conn,
4.88%, 6/15/27 (1)	4,325	4,587
		32,253
Coal Operations – 0.3%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	14,092	11,978
Commercial Finance – 0.6%
Fortress Transportation and Infrastructure Investors LLC,
6.75%, 3/15/22 (1)	3,555	3,564
9.75%, 8/1/27 (1)	9,375	10,746
Voyager Aviation Holdings LLC/Voyager Finance Co.,
9.00%, 8/15/21 (1)	15,725	8,885
		23,195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Communications Equipment – 1.1%
Avaya, Inc.,
6.13%, 9/15/28 (1)	$5,475	$5,848
CommScope, Inc.,
6.00%, 3/1/26 (1)	10,500	11,063
7.13%, 7/1/28 (1)	5,750	6,124
ViaSat, Inc.,
5.63%, 4/15/27 (1)	6,575	6,904
6.50%, 7/15/28 (1)	7,775	8,414
		38,353
Construction Materials Manufacturing – 0.6%
Forterra Finance LLC/FRTA Finance Corp.,
6.50%, 7/15/25 (1)	4,775	5,133
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,825	5,854
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	8,683	9,226
		20,213
Consumer Finance – 3.5%
Credit Acceptance Corp.,
6.63%, 3/15/26	12,213	13,007
Curo Group Holdings Corp.,
8.25%, 9/1/25 (1)	15,240	14,478
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	9,443
Enova International, Inc.,
8.50%, 9/15/25 (1)	10,950	10,649
Finance of America Funding LLC,
7.88%, 11/15/25 (1)	4,100	4,049
FirstCash, Inc.,
4.63%, 9/1/28 (1)	8,400	8,662
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	8,848	9,229
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	10,100	9,923
Navient Corp.,
5.00%, 3/15/27	13,100	13,215
OneMain Finance Corp.,
6.88%, 3/15/25	4,175	4,848
5.38%, 11/15/29	12,225	13,753

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Consumer Finance – 3.5%continued
4.00%, 9/15/30	$2,900	$3,009
PennyMac Financial Services, Inc.,
5.38%, 10/15/25 (1)	7,875	8,328
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	5,327
		127,920
Consumer Products – 0.6%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	3,800	4,084
Energizer Holdings, Inc.,
7.75%, 1/15/27 (1)	6,300	7,002
4.38%, 3/31/29 (1)	3,500	3,624
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	5,175	5,399
		20,109
Consumer Services – 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	10,275	10,956
APX Group, Inc.,
6.75%, 2/15/27 (1)	9,335	10,035
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	16,375	17,580
		38,571
Containers & Packaging – 0.9%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	5,924	6,220
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	9,100	10,056
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	7,192	7,264
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,909
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
4.00%, 10/15/27 (1)	3,925	4,023
		32,472
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Department Stores – 0.3%
Macy's, Inc.,
8.38%, 6/15/25(1)	$10,225	$11,355
Design, Manufacturing & Distribution – 0.2%
Brightstar Escrow Corp.,
9.75%, 10/15/25(1)	7,350	7,855
Electrical Equipment Manufacturing – 0.5%
Vertical U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	5,600	5,936
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	5,475	6,021
7.25%, 6/15/28 (1)	4,100	4,663
		16,620
Entertainment Content – 0.9%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	12,435	12,901
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	10,775	8,755
6.63%, 8/15/27 (1)	18,925	11,450
		33,106
Entertainment Resources – 0.4%
Powdr Corp.,
6.00%, 8/1/25(1)	15,375	16,182
Exploration & Production – 6.1%
Antero Resources Corp.,
7/15/26 (1) (4)	3,075	3,139
Apache Corp.,
4.88%, 11/15/27	5,700	6,042
4.38%, 10/15/28	8,000	8,328
4.25%, 1/15/30	4,000	4,200
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	17,600	14,960
Continental Resources, Inc.,
5.75%, 1/15/31 (1)	6,425	7,132
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	4,000	4,280
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	17,900	16,826
EQT Corp.,
8.75%, 2/1/30	6,214	7,612

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Exploration & Production – 6.1%continued
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	$8,742	$8,928
Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	9,595	9,811
Laredo Petroleum, Inc.,
9.50%, 1/15/25	17,240	15,085
Occidental Petroleum Corp.,
2.70%, 2/15/23	9,568	9,559
6.95%, 7/1/24	6,625	7,155
2.90%, 8/15/24	7,177	6,908
3.50%, 6/15/25	1,628	1,573
8.00%, 7/15/25	3,950	4,499
5.55%, 3/15/26	12,050	12,579
3.40%, 4/15/26	10,420	9,934
3.50%, 8/15/29	14,375	13,156
6.63%, 9/1/30	11,375	12,350
6.13%, 1/1/31	3,750	4,013
SM Energy Co.,
5.63%, 6/1/25	12,210	9,951
Southwestern Energy Co.,
6.45%, 1/23/25	12,663	13,170
WPX Energy, Inc.,
4.50%, 1/15/30	8,775	9,301
		220,491
Financial Services – 1.1%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	9,875	10,912
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	7,875	8,357
NFP Corp.,
6.88%, 8/15/28 (1)	10,110	10,794
PRA Group, Inc.,
7.38%, 9/1/25 (1)	8,325	8,991
		39,054
Food & Beverage – 2.5%
Dole Food Co., Inc.,
7.25%, 6/15/25 (1)	10,380	10,588
Kraft Heinz Foods Co.,
4.63%, 1/30/29	6,175	7,066
5.00%, 7/15/35	4,075	4,940
5.00%, 6/4/42	17,505	20,538
5.20%, 7/15/45	16,900	20,095
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Food & Beverage – 2.5%continued
4.38%, 6/1/46	$2,350	$2,542
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26 (5)	10,525	11,459
Simmons Foods, Inc.,
5.75%, 11/1/24 (1)	13,290	13,572
		90,800
Forest & Paper Products Manufacturing – 0.3%
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	10,050	10,653
Hardware – 1.1%
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	12,127	12,582
NCR Corp.,
6.13%, 9/1/29 (1)	17,490	19,370
TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	7,230	7,402
		39,354
Health Care Facilities & Services – 5.0%
Acadia Healthcare Co., Inc.,
5.00%, 4/15/29 (1)	1,775	1,895
AdaptHealth LLC,
6.13%, 8/1/28 (1)	4,025	4,322
8/1/29 (1) (4)	5,425	5,574
AMN Healthcare, Inc.,
4.00%, 4/15/29 (1)	5,875	6,007
CHS/Community Health Systems, Inc.,
8.13%, 6/30/24 (1)	3,400	3,519
6.63%, 2/15/25 (1)	23,685	24,928
DaVita, Inc.,
4.63%, 6/1/30 (1)	11,750	12,470
Encompass Health Corp.,
4.63%, 4/1/31	6,750	7,222
HCA, Inc.,
5.88%, 2/1/29	19,830	23,865
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (1)	10,425	10,438
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	8,050	8,033
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	9,315	9,990
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	8,100	8,606

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Health Care Facilities & Services – 5.0%continued
Providence Service (The) Corp.,
5.88%, 11/15/25 (1)	$6,675	$7,059
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	4,350	4,426
10.00%, 4/15/27 (1)	4,350	4,807
Tenet Healthcare Corp.,
4.88%, 1/1/26 (1)	11,525	12,056
6.13%, 10/1/28 (1)	16,525	17,219
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	6,064	6,216
		178,652
Home & Office Products Manufacturing – 0.7%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	7,011
Newell Brands, Inc.,
5.88%, 4/1/36	13,750	16,672
		23,683
Home Improvement – 0.8%
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (1)	5,843	6,150
Interface, Inc,
5.50%, 12/1/28 (1)	5,500	5,789
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,025	5,477
PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	10,455	11,121
		28,537
Homebuilders – 0.9%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	9,600	10,104
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	8,250	8,518
LGI Homes, Inc.,
6.88%, 7/15/26 (1)	7,123	7,479
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,425	4,956
		31,057
Industrial Other – 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	15,175	11,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Industrial Other – 0.6%continued
Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24 (1)	$8,918	$9,761
		20,838
Internet Media – 1.2%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	7,850	8,233
Netflix, Inc.,
6.38%, 5/15/29	11,425	14,110
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	10,235	11,054
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	10,075	10,956
		44,353
Investment Companies – 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	15,350	16,455
Leisure Products Manufacturing – 0.2%
Mattel, Inc.,
5.88%, 12/15/27(5)	7,650	8,501
Machinery Manufacturing – 0.3%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	6,850	7,278
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	4,600	4,652
		11,930
Manufactured Goods – 0.4%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (6)	2,210	2,177
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	11,625	13,252
		15,429
Medical Equipment & Devices Manufacturing – 0.2%
Avantor Funding, Inc.,
4.63%, 7/15/28(1)	8,550	9,042
Metals & Mining – 2.5%
Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	6,523
Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	7,256

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Metals & Mining – 2.5%continued
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	$5,325	$6,263
Commercial Metals Co.,
5.75%, 4/15/26	15,048	15,537
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	14,960	18,625
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	5,310	6,014
Novelis Corp.,
4.75%, 1/30/30 (1)	11,150	12,013
United States Steel Corp.,
6.88%, 8/15/25	20,300	19,386
		91,617
Oil & Gas Services & Equipment – 0.8%
Oceaneering International, Inc.,
6.00%, 2/1/28	19,495	17,424
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	9,466	9,892
		27,316
Pharmaceuticals – 1.1%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	17,415	19,369
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	10,450	11,221
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (7) (8) (9)	8,000	—
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	8,813	9,562
		40,152
Pipeline – 4.5%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21 (1)	12,623	12,528
Cheniere Energy, Inc.,
4.63%, 10/15/28 (1)	4,075	4,279
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	9,075	8,984
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Pipeline – 4.5%continued
DCP Midstream Operating L.P.,
5.63%, 7/15/27	$10,983	$12,191
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	19,300	11,236
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	7,250	7,939
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,750	3,713
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29 (1)	5,800	6,279
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	4,372
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	5,365
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,802	6,513
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	11,882	8,414
7.50%, 4/15/26	6,625	4,108
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	7,116
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	12,916	12,367
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	9,831
Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	8,325	8,793
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	7,025	7,622
Western Midstream Operating L.P.,
4.10%, 2/1/25	6,150	6,338
4.65%, 7/1/26	5,800	6,087
4.75%, 8/15/28	4,665	4,852
5.05%, 2/1/30	2,385	2,671
		161,598

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Power Generation – 1.1%
Calpine Corp.,
5.13%, 3/15/28 (5)	$15,662	$16,476
5.00%, 2/1/31 (1)	3,350	3,501
NRG Energy, Inc.,
5.75%, 1/15/28	8,470	9,253
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,125	3,297
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	6,875	7,312
		39,839
Property & Casualty Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	5,345	5,565
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	7,200	8,064
USI, Inc.,
6.88%, 5/1/25 (1)	6,254	6,410
		20,039
Publishing & Broadcasting – 2.8%
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	5,402	5,470
5.13%, 8/15/27 (1)	10,475	10,580
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	8,285	8,471
Entercom Media Corp.,
7.25%, 11/1/24 (1)	16,050	16,010
Gray Television, Inc.,
7.00%, 5/15/27 (1)	7,450	8,158
iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	5,500	5,775
Meredith Corp.,
6.88%, 2/1/26	13,025	12,699
Nexstar Broadcasting, Inc.,
5.63%, 7/15/27 (1)	8,850	9,481
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	6,475	6,625
TEGNA, Inc.,
5.00%, 9/15/29	10,250	10,828
Townsquare Media, Inc.,
2/1/26 (1) (4)	7,434	7,786
		101,883
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Real Estate – 1.7%
ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	$10,625	$10,891
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,425	7,945
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	5,500	5,915
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (1)	3,975	4,257
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	9,400	10,152
Service Properties Trust,
5.50%, 12/15/27	7,795	8,523
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	7,100	7,627
XHR L.P.,
6.38%, 8/15/25 (1)	4,025	4,246
		59,556
Real Estate Investment Trusts – 0.3%
iStar, Inc.,
4.75%, 10/1/24	10,150	10,277
Refining & Marketing – 0.9%
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	7,850	7,830
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	13,040	12,355
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	12,125	6,927
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	6,876	7,048
		34,160
Restaurants – 0.8%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	19,910	19,767
IRB Holding Corp.,
6.75%, 2/15/26 (1)	9,773	10,091
		29,858

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Retail - Consumer Discretionary – 3.3%
Academy Ltd.,
6.00%, 11/15/27 (1)	$3,975	$4,164
Carvana Co.,
5.88%, 10/1/28 (1)	6,250	6,492
Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,175	3,273
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	13,225	13,754
L Brands, Inc.,
6.88%, 7/1/25 (1)	3,667	3,982
9.38%, 7/1/25 (1)	1,700	2,091
5.25%, 2/1/28	3,100	3,235
6.63%, 10/1/30 (1)	6,125	6,814
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	4,275	4,414
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	10,950	11,552
Michaels Stores, Inc.,
4.75%, 10/1/27 (1)	2,950	3,024
Party City Holdings, Inc.,
(Floating, ICE LIBOR USD 6M + 5.00%), 5.75%, 7/15/25 (1) (10)	4,089	3,680
Penske Automotive Group, Inc.,
3.50%, 9/1/25	6,100	6,199
PetSmart, Inc.,
7.13%, 3/15/23 (1)	14,825	14,825
Sonic Automotive, Inc.,
6.13%, 3/15/27	9,956	10,491
Staples, Inc.,
7.50%, 4/15/26 (1)	16,896	17,644
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	3,825	4,078
		119,712
Retail - Consumer Staples – 0.2%
U.S. Foods, Inc.,
6.25%, 4/15/25(1)	7,050	7,535
Software & Services – 2.3%
Austin BidCo, Inc.,
7.13%, 12/15/28 (1)	6,450	6,732
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	11,225	12,125
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	8,280
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Software & Services – 2.3%continued
LogMeIn, Inc,
5.50%, 9/1/27 (1)	$3,950	$4,138
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	5,900	6,276
Refinitiv U.S. Holdings, Inc.,
8.25%, 11/15/26 (1)	12,125	13,231
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	8,075	9,609
7.38%, 9/1/25 (1)	4,900	5,317
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	10,014	10,377
Unisys Corp.,
6.88%, 11/1/27 (1)	5,400	5,900
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	360	390
		82,375
Supermarkets & Pharmacies – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 3/15/26(1)	10,100	11,303
Technology – 0.6%
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	10,814	11,409
5.25%, 7/15/30 (1)	8,700	9,396
		20,805
Transportation & Logistics – 1.7%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	6,275	6,934
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	12,275	12,658
Navistar International Corp.,
6.63%, 11/1/25 (1)	16,263	17,038
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,175	14,690
XPO Logistics, Inc.,
6.75%, 8/15/24 (1)	5,125	5,445
6.25%, 5/1/25 (1)	3,725	4,009
		60,774
Travel & Lodging – 0.6%
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	2,700	2,869
5.75%, 5/1/28 (1)	8,400	9,135

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.7% continued
Travel & Lodging – 0.6%continued
Wyndham Destinations, Inc.,
6.63%, 7/31/26 (1)	$7,475	$8,559
		20,563
Utilities – 0.6%
PG&E Corp.,
5.00%, 7/1/28	4,350	4,633
Talen Energy Supply LLC,
6.63%, 1/15/28 (1)	15,875	16,589
		21,222
Waste & Environment Services & Equipment – 0.2%
Covanta Holding Corp.,
5.00%, 9/1/30	7,125	7,623
Wireless Telecommunications Services – 1.1%
Sprint Capital Corp.,
6.88%, 11/15/28	14,853	19,583
8.75%, 3/15/32	13,200	20,901
		40,484
Wireline Telecommunications Services – 2.5%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	4,300	4,499
CenturyLink, Inc.,
5.13%, 12/15/26 (1)	11,050	11,668
4.00%, 2/15/27 (1)	3,050	3,149
4.50%, 1/15/29 (1)	7,925	8,064
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (1)	11,925	12,402
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	5,392	5,769
Frontier Communications Corp.,
5.88%, 10/15/27 (1)	7,975	8,623
6.75%, 5/1/29 (1)	4,750	5,083
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	8,225	8,591
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	10,125	10,196
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	10,825	11,447
		89,491
Total Corporate Bonds
(Cost $2,664,272)		2,765,131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 18.9%
Aerospace & Defense – 0.6%
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	$7,250	$8,029
TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,650	14,422
		22,451
Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28(1)	8,350	9,114
Auto Parts Manufacturing – 0.3%
Clarios Global L.P.,
6.75%, 5/15/25 (1)	2,100	2,263
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (6)	9,400	9,964
		12,227
Banks – 0.1%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25(2) (3)	3,546	3,893
Cable & Satellite – 1.5%
Altice Financing S.A.,
7.50%, 5/15/26 (1)	10,470	11,049
5.00%, 1/15/28 (1)	8,850	9,068
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	10,565	11,371
UPC Holding B.V.,
5.50%, 1/15/28 (1)	9,000	9,495
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	11,775	12,443
		53,426
Casinos & Gaming – 0.8%
International Game Technology PLC,
5.25%, 1/15/29 (1)	7,525	8,108
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,325	9,820
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	10,982	11,392
		29,320
Chemicals – 0.2%
Methanex Corp.,
5.13%, 10/15/27	5,625	6,114

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.9% continued
Commercial Finance – 0.3%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	$10,375	$10,653
Consumer Finance – 0.4%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	13,622	14,439
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (6)	11,175	11,929
Diversified Banks – 1.4%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	12,575	14,021
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	6,450	7,462
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,866
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1) (2) (3)	8,125	8,856
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	12,500	12,500
		48,705
Electrical Equipment Manufacturing – 0.2%
Vertical Holdco GmbH,
7.63%, 7/15/28(1)	6,625	7,221
Financial Services – 0.4%
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(1)	14,925	15,298
Food & Beverage – 0.7%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	10,125	11,786
5.50%, 1/15/30 (1)	5,000	5,744
Sigma Holdco B.V.,
7.88%, 5/15/26 (5)	6,630	6,796
		24,326
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.9% continued
Hardware – 0.1%
Seagate HDD Cayman,
3.38%, 7/15/31(1)	$2,200	$2,212
Homebuilders – 0.2%
Empire Communities Corp.,
7.00%, 12/15/25(1)	7,325	7,720
Machinery Manufacturing – 0.2%
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25(1) (5) (6)	7,140	7,765
Metals & Mining – 1.1%
Alcoa Nederland Holding B.V.,
5.50%, 12/15/27 (1)	6,325	6,921
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	7,975	8,220
6.50%, 3/1/24 (1)	7,750	7,963
New Gold, Inc.,
6.38%, 5/15/25 (1)	4,575	4,781
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	10,203
		38,088
Oil & Gas Services & Equipment – 0.4%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	9,900	6,942
Noble Holding International Ltd.,
7.88%, 2/1/26 (1) (7) (8)	7,350	2,940
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	5,595	5,315
		15,197
Pharmaceuticals – 1.9%
Bausch Health Cos., Inc.,
5.00%, 1/30/28 (1)	8,500	8,760
5.25%, 1/30/30 (1)	16,725	17,561
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	7,425	7,759
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	8,277	9,239
6.00%, 6/30/28 (1)	11,705	9,949
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	8,625	9,533
6.75%, 3/1/28	5,780	6,539
		69,340

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.9% continued
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	$11,102	$11,629
Property & Casualty Insurance – 0.5%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1)	9,375	10,008
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25 (1) (6)	7,975	8,513
		18,521
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	6,575	6,937
Railroad – 0.5%
Bombardier, Inc.,
7.50%, 12/1/24(1)	17,257	16,554
Refining & Marketing – 0.7%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	10,660	10,980
Parkland Corp.,
6.00%, 4/1/26 (1)	13,758	14,446
		25,426
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	8,525	8,639
Semiconductors – 0.3%
ams A.G.,
7.00%, 7/31/25(1)	10,350	11,230
Technology – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	15,525	14,399
Travel & Lodging – 1.1%
Carnival Corp.,
7.63%, 3/1/26 (1)	8,975	9,778
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	5,400	5,680
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	6,250	6,781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 18.9% continued
Travel & Lodging – 1.1%continued
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	$3,865	$4,619
5.88%, 9/15/27 (1)	11,176	10,930
		37,788
Trucking & Leasing – 0.4%
Fly Leasing Ltd.,
5.25%, 10/15/24	15,615	14,873
Wireless Telecommunications Services – 2.2%
Altice France S.A.,
7.38%, 5/1/26 (1)	24,012	25,273
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	6,676	7,203
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	13,025	14,030
Digicel Group 0.5 Ltd.,
10.00%, 4/1/24 (6)	10,955	9,805
Telesat Canada/Telesat LLC,
6.50%, 10/15/27 (1)	13,000	13,585
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	10,200	10,404
		80,300
Wireline Telecommunications Services – 0.7%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	11,175	12,544
Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	11,625
		24,169
Total Foreign Issuer Bonds
(Cost $651,372)		679,903

TERM LOANS – 0.7% (10)
Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.25%, 12/31/23	19,033	18,176

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 0.7% (10)continued
Retail - Consumer Discretionary – 0.2%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 5.75%, 9/25/24	$6,199	$6,211
Total Term Loans
(Cost $25,152)		24,387

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Denbury, Inc.*	574,466	$14,758
Whiting Petroleum Corp.*	319,081	7,977
		22,735
Total Common Stocks
(Cost $40,236)		22,735

PREFERRED STOCKS – 0.5%
Banks – 0.5%
GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 6.01%(10)	652,459	17,734
Total Preferred Stocks
(Cost $15,569)		17,734

INVESTMENT COMPANIES – 1.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	52,194,066	52,194
Total Investment Companies
(Cost $52,194)		52,194

Total Investments – 98.9%
(Cost $3,448,795)		3,562,084
Other Assets less Liabilities – 1.1%		41,047
NET ASSETS – 100.0%		$3,603,131

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(5)	Restricted security.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Restricted security that has been deemed illiquid. At December 31, 2020, the value of these restricted illiquid securities amounted to approximately $2,940,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000
Noble Holding International Ltd., 7.88%, 2/1/26	1/17/18	7,350

(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,765,131	$—	$2,765,131
Foreign Issuer Bonds(1)	—	679,903	—	679,903
Term Loans(1)	—	24,387	—	24,387
Common Stocks(1)	22,735	—	—	22,735
Preferred Stocks(1)	—	17,734	—	17,734
Investment Companies	52,194	—	—	52,194
Total Investments	$74,929	$3,487,155	$—	$3,562,084

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,246	$1,122,038	$1,094,090	$31	$52,194	52,194,066
NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.7%
Auto Floor Plan – 0.1%
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$503
Automobile – 2.5%
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	550	564
Drive Auto Receivables Trust, Series 2020-1, Class A2
1.99%, 12/15/22	105	106
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,333
Ford Credit Auto Lease Trust, Series 2020-A, Class A3
1.85%, 3/15/23	1,200	1,216
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	470	476
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	790	807
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.95%, 7/17/23(1)	3,000	3,049
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 5/15/23	1,119	1,120
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	771	773
		10,444
Commercial Mortgage-Backed Securities – 7.0%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	4,550	4,863
Benchmark Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	2,355	2,461
Benchmark Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,710	3,984
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	750	797
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.7% continued
Commercial Mortgage-Backed Securities – 7.0%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	$4,090	$4,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	620
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,286
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	4,707	4,866
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	5,138
		29,471
Credit Card – 4.7%
American Express Credit Account Master Trust, Series 2018-8, Class A
3.18%, 4/15/24	5,200	5,307
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	880	902
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,034
Discover Card Execution Note Trust, Series 2018-A5, Class A5
3.32%, 3/15/24	1,415	1,446
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,809
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.51%, 10/15/23(2) (3)	1,000	1,002
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,282
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,313

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.7% continued
Credit Card – 4.7%continued
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	$1,000	$1,031
		20,126
Other – 2.4%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	1,368	1,385
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	2,601	2,660
CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	2,540	2,590
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	1,927	1,964
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	1,550	1,587
		10,186
Total Asset-Backed Securities
(Cost $68,869)		70,730

CORPORATE BONDS – 29.5%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,081
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%), 1.02%, 6/15/21 (3)	1,830	1,807
		2,888
Airlines – 0.6%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	851
Delta Air Lines, Inc.,
3.40%, 4/19/21	1,530	1,540
		2,391
Apparel & Textile Products – 0.2%
VF Corp.,
2.05%, 4/23/22	1,000	1,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Automobiles Manufacturing – 1.9%
American Honda Finance Corp.,
0.88%, 7/7/23	$1,790	$1,812
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	859
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	800	822
General Motors Co.,
5.40%, 10/2/23	1,000	1,120
Hyundai Capital America,
2.85%, 11/1/22 (1)	530	549
1.25%, 9/18/23 (1)	410	415
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	665
0.88%, 11/22/23 (1)	2,000	2,011
		8,253
Banks – 1.0%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (4)	450	471
Discover Bank,
3.20%, 8/9/21	805	817
Fifth Third Bancorp,
2.38%, 1/28/25	265	282
KeyBank N.A.,
1.25%, 3/10/23	600	612
(Variable, U.S. SOFR + 0.34%), 0.42%, 1/3/24 (4)	1,300	1,301
Synchrony Bank,
3.65%, 5/24/21	580	586
		4,069
Biotechnology – 0.2%
Gilead Sciences, Inc.,
0.75%, 9/29/23	940	943
Cable & Satellite – 0.2%
Cable One, Inc.,
4.00%, 11/15/30(1)	680	706
Chemicals – 0.9%
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.27%, 11/15/22 (3)	350	349
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	982

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Chemicals – 0.9%continued
Eastman Chemical Co.,
3.50%, 12/1/21	$1,110	$1,140
Mosaic (The) Co.,
3.75%, 11/15/21	1,124	1,147
		3,618
Commercial Finance – 0.2%
Air Lease Corp.,
3.50%, 1/15/22	986	1,015
Consumer Finance – 1.8%
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,096
American Express Co.,
2.50%, 7/30/24	1,000	1,067
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%), 1.18%, 3/9/22 (3)	670	675
Fiserv, Inc.,
2.75%, 7/1/24	260	279
Global Payments, Inc.,
2.65%, 2/15/25	500	535
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	1,081
PayPal Holdings, Inc.,
1.35%, 6/1/23	1,050	1,075
2.40%, 10/1/24	660	705
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.63%, 3/1/29 (1)	1,000	1,020
Synchrony Financial,
2.85%, 7/25/22	230	238
		7,771
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,307
Diversified Banks – 1.3%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.96%), 1.17%, 7/23/24 (3)	995	1,008
(Floating, U.S. SOFR + 0.73%), 0.81%, 10/24/24 (3)	1,640	1,652
(Floating, ICE LIBOR USD 3M + 0.76%), 0.98%, 9/15/26 (3)	895	877
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Diversified Banks – 1.3%continued
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.91%, 10/27/22 (3)	$1,010	$1,017
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (4)	1,035	1,073
		5,627
Electrical Equipment Manufacturing – 0.8%
Amphenol Corp.,
2.05%, 3/1/25	780	824
Carrier Global Corp.,
1.92%, 2/15/23	200	206
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	961
Otis Worldwide Corp.,
2.06%, 4/5/25	815	864
Roper Technologies, Inc.,
0.45%, 8/15/22	120	120
2.35%, 9/15/24	470	502
		3,477
Exploration & Production – 0.3%
EQT Corp.,
7.88%, 2/1/25	1,100	1,253
Financial Services – 1.4%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	710	733
Ares Capital Corp.,
4.20%, 6/10/24	950	1,025
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.28%, 6/5/23 (3)	1,255	1,268
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	987
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	230	232
Morgan Stanley,
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (4)	1,000	1,002
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (4)	230	246

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Financial Services – 1.4%continued
Nasdaq, Inc.,
0.45%, 12/21/22	$510	$511
		6,004
Food & Beverage – 0.6%
Cargill, Inc.,
1.38%, 7/23/23 (1)	1,020	1,045
Hershey (The) Co.,
0.90%, 6/1/25	590	599
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	737
		2,381
Forest & Paper Products Manufacturing – 0.5%
Georgia-Pacific LLC,
0.63%, 5/15/24(1)	2,100	2,107
Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (1)	460	509
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	589
4.45%, 10/2/23	1,000	1,100
		2,198
Health Care Facilities & Services – 0.4%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.65%), 0.88%, 9/17/21 (3)	1,000	1,000
CVS Health Corp.,
2.63%, 8/15/24	610	654
		1,654
Homebuilders – 0.3%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	1,100	1,136
Industrial Other – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	650	685
Internet Media – 0.3%
Expedia Group, Inc.,
3.60%, 12/15/23(1)	1,000	1,066
Life Insurance – 1.2%
AIG Global Funding,
0.45%, 12/8/23 (1)	640	640
Athene Global Funding,
1.20%, 10/13/23 (1)	1,600	1,612
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Life Insurance – 1.2%continued
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	$340	$344
Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,203
2.25%, 11/21/24 (1)	930	985
Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	201
		4,985
Machinery Manufacturing – 0.5%
CNH Industrial Capital LLC,
1.95%, 7/2/23	210	216
4.20%, 1/15/24	730	801
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	965
		1,982
Managed Care – 0.6%
Anthem, Inc.,
2.38%, 1/15/25	1,180	1,262
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,247
		2,509
Medical Equipment & Devices Manufacturing – 0.2%
Alcon Finance Corp.,
2.75%, 9/23/26 (1)	400	438
Stryker Corp.,
0.60%, 12/1/23	520	521
		959
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	449
Pharmaceuticals – 0.8%
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	1,074
Utah Acquisition Sub, Inc.,
3.15%, 6/15/21	1,510	1,524
Viatris, Inc.,
1.13%, 6/22/22 (1)	600	606
		3,204

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Pipeline – 0.4%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	$690	$721
ONEOK, Inc.,
2.20%, 9/15/25	500	517
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (4) (5)	525	427
		1,665
Power Generation – 0.4%
Calpine Corp.,
4.50%, 2/15/28 (1)	900	936
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	328
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	404
		1,668
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
3.15%, 6/15/23	1,000	1,067
Aon Corp.,
2.20%, 11/15/22	1,000	1,033
		2,100
Publishing & Broadcasting – 0.2%
Entercom Media Corp.,
7.25%, 11/1/24(1)	695	693
Real Estate – 3.4%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	948	1,002
American Tower Corp.,
2.40%, 3/15/25	945	1,005
1.30%, 9/15/25	940	960
Boston Properties L.P.,
3.85%, 2/1/23	1,000	1,064
Corporate Office Properties L.P.,
2.25%, 3/15/26	400	417
Crown Castle International Corp.,
3.15%, 7/15/23	2,075	2,207
1.35%, 7/15/25	400	408
Equinix, Inc.,
2.63%, 11/18/24	975	1,042
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Real Estate – 3.4%continued
ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	$1,130	$1,158
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,298
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	502
iStar, Inc.,
4.75%, 10/1/24	540	547
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	1,176
Simon Property Group L.P.,
2.00%, 9/13/24	870	909
Welltower, Inc.,
3.63%, 3/15/24	650	708
		14,403
Refining & Marketing – 1.7%
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	1,100	1,061
Marathon Petroleum Corp.,
5.13%, 3/1/21	500	504
Phillips 66,
3.70%, 4/6/23	300	321
3.85%, 4/9/25	1,900	2,131
Valero Energy Corp.,
2.70%, 4/15/23	390	407
1.20%, 3/15/24	2,890	2,917
		7,341
Retail - Consumer Discretionary – 0.3%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,367
Retail - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,354
Software & Services – 0.5%
PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,247
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	1,035	1,073
		2,320

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Supermarkets & Pharmacies – 0.4%
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/21	$1,600	$1,633
Transportation & Logistics – 0.6%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,238
PACCAR Financial Corp.,
0.80%, 6/8/23	120	121
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21 (1)	1,250	1,269
		2,628
Utilities – 1.5%
Ameren Corp.,
2.50%, 9/15/24	420	448
American Electric Power Co., Inc.,
3.65%, 12/1/21	665	685
1.00%, 11/1/25	1,175	1,189
CenterPoint Energy, Inc.,
3.60%, 11/1/21	995	1,021
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.75%, 9/15/23 (3)	400	401
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,679
Xcel Energy, Inc.,
0.50%, 10/15/23	860	862
		6,285
Waste & Environment Services & Equipment – 0.4%
Republic Services, Inc.,
2.50%, 8/15/24	570	609
Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	656
Waste Management, Inc.,
0.75%, 11/15/25	600	602
		1,867
Wireless Telecommunications Services – 0.6%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25 (1)	1,700	1,879
Verizon Communications, Inc.,
0.85%, 11/20/25	790	796
		2,675
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.5% continued
Wireline Telecommunications Services – 0.3%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	$1,100	$1,149
Total Corporate Bonds
(Cost $121,342)		124,806

FOREIGN ISSUER BONDS – 12.3%
Banks – 4.0%
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,233
Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	802
Barclays Bank PLC,
1.70%, 5/12/22	580	590
Canadian Imperial Bank of Commerce,
(Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (4)	1,000	1,035
Cooperatieve Rabobank UA,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (4)	1,950	1,991
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (4)	1,450	1,484
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,577
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	1,110	1,173
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	1,062
National Bank of Canada,
2.10%, 2/1/23	1,400	1,447
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (4)	1,200	1,203
Skandinaviska Enskilda Banken AB,
3.05%, 3/25/22 (1)	1,050	1,085
2.20%, 12/12/22 (1)	200	207
Toronto-Dominion Bank (The),
0.45%, 9/11/23	800	802

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Banks – 4.0%continued
Westpac Banking Corp.,
2.35%, 2/19/25	$1,170	$1,257
		16,948
Commercial Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.15%, 2/15/24	1,050	1,101
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	1,020
Fly Leasing Ltd.,
5.25%, 10/15/24	370	352
		2,473
Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27(1)	1,000	1,050
Diversified Banks – 2.8%
Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.42%, 12/8/23 (3)	1,050	1,050
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	1,029
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (4)	685	690
BNP Paribas S.A.,
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (4)	1,110	1,183
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 1.23%, 4/24/23 (1) (3)	1,045	1,057
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (4)	1,000	1,033
(Variable, U.S. SOFR + 1.29%), 1.59%, 5/24/27 (4)	1,300	1,322
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,072
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.84%, 9/8/24 (3)	1,500	1,500
Royal Bank of Canada,
1.15%, 6/10/25	550	562
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Diversified Banks – 2.8%continued
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	$1,200	$1,278
		11,776
Exploration & Production – 0.6%
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	1,046
Sinopec Group Overseas Development 2018 Ltd.,
2.50%, 11/12/24 (1)	1,495	1,558
		2,604
Financial Services – 0.2%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24(1) (4)	1,000	1,010
Food & Beverage – 0.3%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	725	833
MARB BondCo PLC,
6.88%, 1/19/25 (1)	440	455
		1,288
Government Agencies – 0.3%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,094
Government Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	1,064
Hardware – 0.1%
Seagate HDD Cayman,
3.13%, 7/15/29(1)	235	235
Integrated Oils – 0.0%
Saudi Arabian Oil Co.,
1.25%, 11/24/23(1)	200	203
Medical Equipment & Devices Manufacturing – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	890
Pharmaceuticals – 1.5%
AstraZeneca PLC,
0.70%, 4/8/26	4,470	4,446

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Pharmaceuticals – 1.5%continued
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	$1,035	$1,067
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	1,003
		6,516
Pipeline – 0.1%
Enbridge, Inc.,
2.50%, 1/15/25	510	547
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	1,200	1,257
Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, No interest transaction., 10/15/25(1) (6)	740	790
Software & Services – 0.3%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	1,144
Travel & Lodging – 0.0%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	176	177
Wireline Telecommunications Services – 0.2%
Altice France Holding S.A.,
6.00%, 2/15/28(1)	1,000	1,012
Total Foreign Issuer Bonds
(Cost $50,682)		52,078

U.S. GOVERNMENT AGENCIES – 11.0% (7)
Fannie Mae – 5.3%
Pool #555649,
7.50%, 10/1/32	12	14
Pool #AD0915,
5.50%, 12/1/38	28	32
Pool #AI3471,
5.00%, 6/1/41	87	101
Pool #AL1746,
3.50%, 3/1/27	667	709
Pool #AL2049,
3.50%, 11/1/26	318	338
Pool #BA6574,
3.00%, 1/1/31	1,186	1,247
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.0% (7)continued
Fannie Mae – 5.3%continued
Pool #BC0266,
3.50%, 2/1/31	$859	$933
Pool #BC1465,
2.50%, 7/1/31	606	633
Pool #BM1239,
3.50%, 2/1/32	1,068	1,145
Pool #BM4386,
2.50%, 8/1/30	1,307	1,365
Pool #BM4485,
3.00%, 9/1/30	2,040	2,143
Pool #BM5017,
3.00%, 3/1/30	995	1,059
Pool #BM5525,
4.00%, 3/1/31	390	415
Pool #BM5708,
3.00%, 12/1/29	169	177
Pool #FM1454,
2.50%, 9/1/28	1,118	1,172
Pool #FM1472,
3.50%, 3/1/34	1,164	1,244
Pool #FM1551,
3.00%, 6/1/27	161	169
Pool #FM1773,
3.00%, 12/1/31	976	1,025
Pool #FM1842,
3.50%, 6/1/34	802	856
Pool #FM1849,
3.50%, 12/1/33	1,078	1,154
Pool #FM1852,
3.00%, 7/1/33	1,113	1,188
Pool #FM1897,
3.00%, 9/1/32	920	981
Pool #FM3308,
3.00%, 4/1/32	3,118	3,275
Pool #MA2709,
2.50%, 8/1/31	819	855
		22,230
Freddie Mac – 4.5%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.25%, 8/24/23	4,300	4,308
Pool #SB0084,
3.00%, 2/1/32	3,071	3,279

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.0% (7)continued
Freddie Mac – 4.5%continued
Pool #SB0215,
3.00%, 2/1/32	$1,107	$1,163
Pool #SB0216,
3.00%, 12/1/32	1,835	1,929
Pool #SB0329,
3.00%, 9/1/32	2,409	2,547
Pool #ZA2807,
2.50%, 2/1/28	165	174
Pool #ZK2807,
3.50%, 12/1/25	1,001	1,063
Pool #ZK2834,
3.50%, 12/1/25	299	317
Pool #ZK4449,
2.50%, 9/1/27	142	149
Pool #ZS7325,
2.50%, 7/1/29	1,051	1,097
Pool #ZS8598,
3.00%, 2/1/31	1,308	1,376
Pool #ZS8610,
2.50%, 5/1/31	690	721
		19,123
Freddie Mac Gold – 1.0%
Pool #A92650,
5.50%, 6/1/40	82	93
Pool #E04232,
2.50%, 2/1/28	800	845
Pool #E04360,
2.50%, 4/1/28	632	667
Pool #E09021,
2.50%, 2/1/28	1,137	1,189
Pool #G16618,
2.50%, 1/1/30	1,243	1,299
		4,093
Freddie Mac Non Gold Pool – 0.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.11% Cap), 2.75%, 10/1/37(3)	79	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.0% (7)continued
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$933	$985
Total U.S. Government Agencies
(Cost $45,423)		46,512

U.S. GOVERNMENT OBLIGATIONS – 24.2%
U.S. Treasury Floating Rate Notes – 5.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.21%, 1/31/21(3)	1,400	1,400
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.20%, 4/30/22(3)	21,000	21,017
		22,417
U.S. Treasury Notes – 18.9%
2.38%, 3/15/21	9,000	9,039
2.38%, 4/15/21	7,170	7,216
2.25%, 4/30/21	5,019	5,054
2.63%, 5/15/21	14,341	14,472
2.13%, 5/31/21	8,000	8,065
1.63%, 6/30/21	7,507	7,562
0.13%, 4/30/22	15,000	15,004
1.38%, 10/15/22	699	715
1.38%, 2/15/23	2,700	2,771
0.13%, 5/15/23	6,000	5,998
0.13%, 10/15/23	4,000	3,997
		79,893
Total U.S. Government Obligations
(Cost $101,857)		102,310

MUNICIPAL BONDS – 1.6%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	944
Florida – 0.6%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,125

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.6% continued
Florida – 0.6%continued
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	$500	$504
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,032
		2,661
New York – 0.8%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	662
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
8/1/23(8)	500	501
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	2,000	2,030
		3,193
Total Municipal Bonds
(Cost $6,693)		6,798

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
FlexShares® Disciplined Duration MBS Index Fund(9)	202,000	$4,860
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	5,424,974	5,425
Total Investment Companies
(Cost $10,085)		10,285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.1%
U.S. Treasury Bill, 0.11%, 4/15/21(11)	$9,000	$8,998
	Total Short-Term Investments
	(Cost $8,997)	8,998

	Total Investments – 99.8%
	(Cost $413,948)	422,517
	Other Assets less Liabilities – 0.2%	938
	NET ASSETS – 100.0%	$423,455

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security.
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(9)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(10)	7-day current yield as of December 31, 2020 is disclosed.
(11)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued	December 31, 2020 (UNAUDITED)
MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$70,730	$—	$70,730
Corporate Bonds(1)	—	124,806	—	124,806
Foreign Issuer Bonds(1)	—	52,078	—	52,078
U.S. Government Agencies(1)	—	46,512	—	46,512
U.S. Government Obligations(1)	—	102,310	—	102,310
Municipal Bonds(1)	—	6,798	—	6,798
Investment Companies	10,285	—	—	10,285
Short-Term Investments	—	8,998	—	8,998
Total Investments	$10,285	$412,232	$—	$422,517

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$4,791	$—	$—	$69	$111	$4,860	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,157	147,007	143,739	—	4	5,425	5,424,974
Total	$6,948	$147,007	$143,739	$69	$115	$10,285	5,626,974
FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 10.3% (1)
Fannie Mae – 6.6%
Pool #555649,
7.50%, 10/1/32	$24	$27
Pool #AS4186,
2.50%, 1/1/30	262	277
Pool #AS8597,
2.50%, 1/1/32	276	290
Pool #BH9277,
3.50%, 2/1/48	310	328
Pool #BM1239,
3.50%, 2/1/32	200	214
Pool #BM5017,
3.00%, 3/1/30	226	241
Pool #FM1454,
2.50%, 9/1/28	254	267
Pool #FM1472,
3.50%, 3/1/34	317	339
Pool #FM1842,
3.50%, 6/1/34	183	195
Pool #FM1849,
3.50%, 12/1/33	674	722
Pool #FM1852,
3.00%, 7/1/33	253	271
Pool #FM1897,
3.00%, 9/1/32	686	731
Pool #FM3308,
3.00%, 4/1/32	229	241
Pool #MA2709,
2.50%, 8/1/31	610	637
Pool #MA3027,
4.00%, 6/1/47	95	102
		4,882
Freddie Mac – 1.7%
Pool #SB0084,
3.00%, 2/1/32	439	468
Pool #SB0215,
3.00%, 2/1/32	252	265
Pool #SB0216,
3.00%, 12/1/32	268	281
Pool #ZS7325,
2.50%, 7/1/29	239	250
Pool #ZS7735,
2.00%, 1/1/32	5	6
		1,270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 10.3% (1)continued
Freddie Mac Gold – 1.5%
Pool #C91831,
3.00%, 6/1/35	$212	$224
Pool #C91868,
3.50%, 4/1/36	237	255
Pool #D99701,
3.00%, 11/1/32	326	345
Pool #E09021,
2.50%, 2/1/28	259	271
		1,095
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	238	251
Government National Mortgage Association I – 0.2%
Pool #676682,
4.50%, 6/15/25	49	52
Pool #782618,
4.50%, 4/15/24	20	21
Pool #783245,
5.00%, 9/15/24	21	22
Pool #783489,
5.00%, 6/15/25	9	9
		104
Total U.S. Government Agencies
(Cost $7,409)		7,602

U.S. GOVERNMENT OBLIGATIONS – 85.8%
U.S. Treasury Notes – 85.8%
0.13%, 4/30/22	3,965	3,966
1.88%, 9/30/22	2,690	2,772
2.00%, 10/31/22	2,575	2,663
0.13%, 11/30/22	6,233	6,234
1.50%, 1/15/23	2,345	2,410
1.38%, 2/15/23	2,270	2,330
0.25%, 4/15/23	2,155	2,160
1.63%, 5/31/23	2,185	2,263
0.13%, 9/15/23	1,860	1,859
2.88%, 10/31/23	1,700	1,830
0.25%, 11/15/23	8,330	8,353
2.88%, 11/30/23	1,655	1,785
2.50%, 1/31/24	1,575	1,687
2.00%, 4/30/24	1,480	1,569

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 85.8% continued
U.S. Treasury Notes – 85.8%continued
1.75%, 6/30/24	$1,420	$1,497
1.75%, 7/31/24	1,390	1,466
1.88%, 8/31/24	1,350	1,431
2.13%, 9/30/24	1,355	1,450
2.25%, 11/15/24	1,275	1,374
2.50%, 1/31/25	1,205	1,314
2.75%, 2/28/25	1,175	1,295
2.88%, 4/30/25	725	806
2.88%, 5/31/25	1,105	1,229
0.25%, 7/31/25	1,140	1,137
0.38%, 11/30/25	8,597	8,609
		63,489
Total U.S. Government Obligations
(Cost $63,437)		63,489

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	2,720,550	$2,721
Total Investment Companies
(Cost $2,721)		2,721

Total Investments – 99.8%
(Cost $73,567)		73,812
Other Assets less Liabilities – 0.2%		148
NET ASSETS – 100.0%		$73,960

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$7,602	$—	$7,602
U.S. Government Obligations(1)	—	63,489	—	63,489
Investment Companies	2,721	—	—	2,721
Total Investments	$2,721	$71,091	$—	$73,812

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$2,303	$—	$2,342	$(18)	$57	$22	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,263	77,509	80,051	—	—	4	2,721	2,720,550
Total	$7,566	$77,509	$82,393	$(18)	$57	$26	$2,721	2,720,550
FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 11.7%
Automobiles Manufacturing – 2.5%
American Honda Finance Corp.,
1.95%, 5/20/22	$5,000	$5,109
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	8,900	9,559
General Motors Financial Co., Inc.,
1.70%, 8/18/23	10,000	10,258
Hyundai Capital America,
1.25%, 9/18/23 (1)	20,000	20,237
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.13%), 0.35%, 8/13/21 (2)	5,000	5,002
1.15%, 5/26/22	30,000	30,393
0.45%, 7/22/22	15,000	15,041
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 (1)	15,300	15,346
3.13%, 5/12/23 (1)	11,850	12,516
		123,461
Banks – 2.1%
Capital One N.A.,
2.15%, 9/6/22	12,500	12,847
Citibank N.A.,
3.40%, 7/23/21	15,000	15,221
KeyBank N.A.,
(Floating, U.S. SOFR + 0.34%), 0.41%, 1/3/24 (2)	28,230	28,239
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.89%, 7/26/23 (2)	12,708	12,823
Truist Bank,
(Floating, ICE LIBOR USD 3M + 0.59%), 0.80%, 8/2/22 (2)	11,200	11,230
U.S. Bank N.A.,
1.80%, 1/21/22	10,000	10,153
2.65%, 5/23/22	15,000	15,472
		105,985
Biotechnology – 0.2%
Gilead Sciences, Inc.,
(Floating, ICE LIBOR USD 3M + 0.52%), 0.77%, 9/29/23(2)	10,900	10,930
Chemicals – 0.3%
DuPont de Nemours, Inc.,
2.17%, 5/1/23	12,600	12,767
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.7% continued
Consumer Finance – 0.4%
American Express Co.,
3.70%, 11/5/21	$11,413	$11,705
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.93%, 1/30/23 (2)	5,000	5,024
PayPal Holdings, Inc.,
2.20%, 9/26/22	5,000	5,166
		21,895
Diversified Banks – 0.4%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.38%), 0.59%, 1/23/22 (2)	10,000	10,002
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (3)	10,000	10,160
		20,162
Electrical Equipment Manufacturing – 0.0%
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.69%, 4/5/23(2)	2,400	2,400
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22	2,900	3,001
Financial Services – 1.4%
Bank of New York Mellon (The) Corp.,
1.85%, 1/27/23	10,000	10,313
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.54%), 0.61%, 11/17/23 (2)	30,100	30,122
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%), 1.61%, 4/21/21 (2)	2,000	2,008
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (3)	15,000	15,035
Nasdaq, Inc.,
0.45%, 12/21/22	11,550	11,563
		69,041
Food & Beverage – 0.2%
Mondelez International, Inc.,
0.63%, 7/1/22	5,000	5,022
2.13%, 4/13/23	2,630	2,731
		7,753

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.7% continued
Hardware – 0.1%
Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.90%, 3/12/21(2)	$5,000	$5,004
Industrial Other – 0.3%
Honeywell International, Inc.,
0.48%, 8/19/22	15,000	15,024
Integrated Oils – 0.3%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	3,400	3,588
Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,284
		13,872
Life Insurance – 0.4%
Athene Global Funding,
1.20%, 10/13/23(1)	20,000	20,154
Machinery Manufacturing – 0.9%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.22%), 0.46%, 1/6/22 (2)	5,000	5,008
0.95%, 5/13/22	25,000	25,224
CNH Industrial Capital LLC,
1.95%, 7/2/23	7,900	8,133
John Deere Capital Corp.,
0.55%, 7/5/22	6,000	6,029
		44,394
Pharmaceuticals – 0.1%
AbbVie, Inc.,
(Floating, ICE LIBOR USD 3M + 0.46%), 0.69%, 11/19/21 (2)	1,600	1,604
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	5,000	5,009
		6,613
Refining & Marketing – 0.8%
Phillips 66,
3.70%, 4/6/23	5,500	5,890
Valero Energy Corp.,
2.70%, 4/15/23	4,920	5,135
(Floating, ICE LIBOR USD 3M + 1.15%), 1.37%, 9/15/23 (2)	30,710	30,788
		41,813
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.7% continued
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	$3,330	$3,377
Tobacco – 0.2%
Altria Group, Inc.,
3.49%, 2/14/22	6,000	6,206
Philip Morris International, Inc.,
1.13%, 5/1/23	4,540	4,630
		10,836
Utilities – 0.9%
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.68%, 11/1/23 (2)	13,400	13,420
Florida Power & Light Co.,
(Floating, ICE LIBOR USD 3M + 0.38%), 0.60%, 7/28/23 (2)	4,380	4,381
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	18,800	19,059
2.90%, 4/1/22	5,000	5,159
		42,019
Total Corporate Bonds
(Cost $572,573)		580,501

FOREIGN ISSUER BONDS – 5.6%
Banks – 2.4%
ABN AMRO Bank N.V.,
3.40%, 8/27/21 (1)	5,600	5,712
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	10,000	10,300
Barclays Bank PLC,
1.70%, 5/12/22	13,600	13,841
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.40%), 0.49%, 12/14/23 (2)	42,600	42,673
Credit Suisse A.G.,
2.80%, 4/8/22	3,400	3,510
1.00%, 5/5/23	5,000	5,076
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.40%, 3/29/22 (2)	10,030	10,136
(Floating, ICE LIBOR USD 3M + 1.00%), 1.24%, 10/2/23 (2)	5,900	5,990

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.6% continued
Banks – 2.4%continued
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	$5,500	$5,561
National Australia Bank Ltd.,
1.88%, 12/13/22	5,000	5,159
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%), 1.16%, 8/30/23 (1) (2)	5,800	5,849
Swedbank AB,
1.30%, 6/2/23 (1)	7,100	7,237
		121,044
Diversified Banks – 3.0%
Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.42%, 12/8/23 (2)	48,000	48,024
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.55%), 0.65%, 9/15/23 (2)	40,000	40,242
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,472
Royal Bank of Canada,
1.95%, 1/17/23	15,000	15,490
1.60%, 4/17/23	20,000	20,567
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 1.91%, 3/9/21 (2)	7,000	7,020
		145,815
Food & Beverage – 0.2%
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	9,000	9,258
Total Foreign Issuer Bonds
(Cost $272,475)		276,117

U.S. GOVERNMENT OBLIGATIONS – 0.7%
U.S. Treasury Notes – 0.7%
1.50%, 9/30/21	13,000	13,134
1.63%, 12/31/21	20,000	20,300
		33,434
Total U.S. Government Obligations
(Cost $32,988)		33,434

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 60.8%
Alabama – 2.1%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.71%, 12/1/23(2) (4)	$60,000	$60,060
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2) (4) (5)	11,125	11,683
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(2) (4) (5)	1,000	1,075
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 4/1/24(2) (4)	26,000	26,036
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	6,162
		105,016
Arizona – 0.6%
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.66%, 10/18/24(2) (4)	8,270	8,230
Pinal County Revenue Obligations Revenue Bonds,
5.00%, 8/1/21	2,000	2,055
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/22	10,000	10,480
5.00%, 1/1/23	6,500	7,126
		27,891

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
California – 3.7%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 0.46%, 12/1/22(2) (4)	$25,000	$25,067
California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	7,237
California State G.O. Unlimited Floating Rate Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.47%, 12/1/22(2) (4)	20,000	19,997
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 12/1/23(2) (4)	30,000	30,005
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, ICE LIBOR USD 1M + 0.38%), 0.48%, 8/1/21(2) (4)	4,000	4,000
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%), 0.30%, 4/1/21(2) (4)	30,000	30,000
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(2) (4) (5)	20,000	20,231
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	5,750	5,867
Los Angeles Community College District G.O. Unlimited Bonds, Series B-1, Election of 2016,
5.00%, 8/1/21	10,000	10,280
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Series A, Capital Equipment,
5.00%, 11/1/21	2,195	2,283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
California – 3.7%continued
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/21	$6,000	$6,143
5.00%, 7/1/22	15,000	16,082
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/22	5,165	5,537
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(2) (4) (5)	1,700	1,881
		184,610
Colorado – 0.7%
Colorado State COPS, Series A,
5.00%, 12/15/21	2,000	2,091
5.00%, 9/1/22	2,000	2,156
5.00%, 12/15/22	2,250	2,457
5.00%, 9/1/23	1,000	1,124
Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	21,526
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%), 1.15%, 9/1/21(2) (4)	6,000	6,004
		35,358
Connecticut – 1.6%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
1/15/22(6)	2,500	2,571
1/15/23(6)	2,750	2,900
Connecticut State G.O. Unlimited Bonds, Series C,
3.00%, 6/1/22	1,000	1,039
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/21	11,200	11,260
5.00%, 1/15/22	5,000	5,245
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(2) (4) (5)	10,000	10,160

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Connecticut – 1.6%continued
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(2) (4) (5)	$10,000	$10,201
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (4) (5)	21,000	21,403
Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 11/15/21	2,525	2,546
1.40%, 5/15/22	1,685	1,703
New Canaan Housing Authority MFH Revenue Bonds,
0.44%, 3/1/23(2) (4) (5)	12,500	12,494
		81,522
Delaware – 0.9%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/22	10,000	10,522
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/22	13,000	13,626
5.00%, 1/1/23	15,000	16,447
University of Delaware Revenue Bonds,
5.00%, 11/1/21	1,600	1,663
		42,258
District of Columbia – 1.1%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(2) (4) (5)	1,500	1,524
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 7/1/23(2) (4) (5)	5,000	5,000
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 3/1/21	1,450	1,461
District of Columbia Income Tax Secured Revenue Bonds, Series C,
5.00%, 5/1/23	1,250	1,389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
District Of Columbia – 1.1%continued
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/21	$21,000	$21,755
5.00%, 10/1/22	13,195	14,306
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/21	2,000	2,087
5.00%, 12/1/22	4,230	4,601
		52,123
Florida – 2.9%
Alachua County Facilities School Board COPS,
5.00%, 7/1/21	1,000	1,023
5.00%, 7/1/22	1,350	1,446
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,774
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/21	35,000	35,696
5.00%, 6/1/22	2,000	2,136
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23	20,965	23,397
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,581
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/21	4,505	4,595
5.00%, 6/1/22	4,385	4,684
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	13,000	13,309
Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	995	1,003
Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,216

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Florida – 2.9%continued
Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	$5,415	$5,544
5.00%, 7/1/22	5,680	6,090
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,072
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,570	3,856
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	2,225	2,403
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,818
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/22	4,605	4,989
5.00%, 10/1/23	4,840	5,475
Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,812
Volusia County School Board COPS,
5.00%, 8/1/21	3,750	3,853
5.00%, 8/1/22	2,905	3,122
		142,894
Georgia – 2.6%
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes,
0.44%, 3/1/23(2) (4) (5)	10,000	9,998
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,071
Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,144
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/22	3,000	3,145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Georgia – 2.6%continued
5.00%, 2/15/23	$3,750	$4,101
Georgia State G.O. Unlimited Bonds, Series A-Group 1,
5.00%, 8/1/22	30,550	32,876
5.00%, 8/1/23	45,515	51,167
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/22	1,500	1,602
5.00%, 6/1/23	1,000	1,115
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/22	3,000	3,203
5.00%, 6/1/23	2,000	2,229
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	3,580	3,679
Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/22	2,500	2,615
5.00%, 1/1/23	3,940	4,299
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/22	3,000	3,239
		126,483
Illinois – 0.6%
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/21	5,000	5,000
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(7)	5,000	5,228
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 1/1/22	1,000	1,048
5.00%, 7/1/22	750	804
5.00%, 1/1/23	1,285	1,408
5.00%, 7/1/23	1,305	1,460

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Illinois – 0.6%continued
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.84%, 7/1/23(2) (4)	$1,535	$1,536
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation,
0.33%, 8/1/22(2) (4) (5)	10,000	9,997
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/21	1,000	1,000
		27,481
Indiana – 0.4%
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(2) (4) (5)	5,000	5,066
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.28%), 0.37%, 7/2/21(2) (4)	5,500	5,500
Indiana State Finance Authority State Revolving Funds Revenue Refunding Bonds, Green Bonds,
5.00%, 2/1/21	8,500	8,530
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee,
5.00%, 7/1/22	600	643
Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,096
		20,835
Iowa – 0.1%
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.39%, 5/3/21(2) (4)	5,000	5,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Kansas – 0.3%
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
3.00%, 10/1/21	$13,560	$13,846
Kentucky – 0.2%
Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes,
0.43%, 12/1/21	6,500	6,502
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/21	3,725	3,788
		10,290
Louisiana – 0.8%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
5.00%, 8/1/21	1,270	1,305
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	5,000	5,276
Louisiana State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/22	6,000	6,474
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,611
Louisiana State Gas & Fuels Second Lien Variable Revenue Refunding Bonds, Series D,
0.55%, 5/1/22(2) (4) (5)	20,000	20,005
Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project,
0.32%, 12/1/22(2) (4) (5)	2,500	2,500
		41,171
Maryland – 1.6%
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/21	5,000	5,180
Anne Arundel County G.O. Limited Bonds, Consolidated General Improvements,
5.00%, 4/1/22	2,000	2,120

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Maryland – 1.6%continued
Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	$2,470	$2,678
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/22	4,500	4,752
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	5,000	5,139
Baltimore County Metropolitan District G.O. Unlimited BANS,
4.00%, 3/22/21	20,000	20,167
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	5,962
5.00%, 10/1/23	16,800	19,004
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/21	4,610	4,729
Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.),
5.00%, 6/1/22	9,365	10,003
		79,734
Massachusetts – 0.2%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	3,455	3,650
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/22	1,775	1,932
Massachusetts State HFA Variable Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%), 0.45%, 6/1/21(2) (4)	2,275	2,273
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	4,256
		12,111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Michigan – 0.6%
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC),
4.00%, 8/20/21	$7,000	$7,169
Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,362
University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.36%, 4/1/22(2) (4)	18,705	18,734
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/22	3,100	3,210
3.00%, 5/1/23	1,000	1,056
		31,531
Minnesota – 2.5%
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/21	6,350	6,642
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.38%, 12/1/22	30,000	30,001
0.45%, 12/1/23	5,160	5,161
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/21	15,000	15,387
3.00%, 12/1/22	11,695	12,329
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA/FNMA/FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 0.64%, 12/12/23(2) (4)	5,000	5,010
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	10,000	10,279
5.00%, 8/1/22	8,000	8,610

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Minnesota – 2.5%continued
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	$21,500	$22,515
Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program),
5.00%, 2/1/22	4,295	4,518
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program),
5.00%, 2/1/21	1,480	1,485
		121,937
Missouri – 0.5%
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	4,000	4,337
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	9,000	9,214
Missouri State Highways & Transit Commission State Road Federal Reimbursement GARVEE Refunding Bonds, Series S,
5.00%, 5/1/22	9,000	9,579
		23,130
Nebraska – 0.4%
Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/21	7,000	7,320
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,474
Omaha Various Purpose G.O. Unlimited Refunding Bonds, Series A,
4.00%, 4/15/22	1,100	1,154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Nebraska – 0.4%continued
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	$9,500	$10,121
		20,069
Nevada – 0.9%
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(2) (4) (5)	10,000	10,182
Las Vegas Valley Water District G.O. Limited Bonds, Series A,
5.00%, 6/1/21	5,355	5,461
5.00%, 6/1/22	6,200	6,622
Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/21	12,000	12,189
5.00%, 5/1/22	7,050	7,501
Reno Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/21	1,200	1,223
Washoe County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 4/1/22	1,000	1,058
		44,236
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,091
New Jersey – 1.1%
Hudson County G.O. Unlimited Bonds,
2.00%, 11/15/21	6,000	6,094
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,101
Monmouth County G.O. Unlimited Bonds, General Improvement,
5.00%, 7/15/21	3,075	3,154
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,044

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
New Jersey – 1.1%continued
Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/1/21	$2,775	$2,897
5.00%, 12/1/22	3,250	3,550
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	7,500	8,143
North Brunswick Township G.O. Unlimited BANS, Series A,
2.00%, 7/19/21	27,475	27,743
		53,726
New Mexico – 1.3%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	6,080	6,224
5.00%, 7/1/22	6,035	6,467
Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	13,396
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,
1.10%, 6/1/23(2) (4) (5)	9,000	9,133
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/21	19,000	19,145
5.00%, 3/1/22	11,000	11,617
		65,982
New York – 4.8%
Kingston City School District G.O. Unlimited BANS (State Aid Withholding),
2.00%, 11/12/21	22,700	23,043
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	31,471
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 11/15/22(2) (4)	20,275	19,640
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
New York – 4.8%continued
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(2) (4) (5)	$1,000	$1,051
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/22	2,000	2,142
5.00%, 7/1/23	1,000	1,117
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/21	6,000	6,130
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	9,074
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/22	10,500	11,406
New York G.O. Unlimited Bonds, Series J, Subseries J-8,
4.00%, 8/1/21	5,000	5,110
New York G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	17,000	18,252
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,580
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/23	42,780	47,253
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
3.00%, 2/15/21	5,000	5,016
4.00%, 2/15/22	4,000	4,171
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	250	270
5.00%, 12/1/23	1,000	1,115

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
New York – 4.8%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	$850	$923
5.00%, 12/1/23	1,000	1,126
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/22	3,000	3,174
5.00%, 3/15/23	4,000	4,423
New York State Urban Development Corp. Taxable General Personal Income TRB,
0.72%, 3/15/23	6,000	6,014
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	20,000	20,298
Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured),
0.30%, 12/1/22(2) (4) (5)	5,000	5,000
		237,799
North Carolina – 2.5%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/22	3,000	3,216
5.00%, 7/1/23	3,000	3,360
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 12/1/23(2) (4)	42,000	42,141
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/21	4,540	4,574
5.00%, 3/1/22	1,000	1,056
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,282
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
North Carolina – 2.5%continued
North Carolina State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/23	$9,900	$11,051
North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,224
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 6/1/21	4,000	4,063
North Carolina State GARVEE Bonds,
5.00%, 3/1/21	8,000	8,059
5.00%, 3/1/22	7,010	7,395
North Carolina State HFA MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio,
2.00%, 1/1/22(2) (5)	11,235	11,235
North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds,
5.00%, 5/1/21	13,025	13,229
Wake County Limited Obligation Revenue Bonds,
5.00%, 9/1/21	3,250	3,354
		122,239
Ohio – 1.8%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,313
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/21	2,285	2,384
5.00%, 12/1/22	1,000	1,091
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.52%, 11/15/21(2) (4)	10,000	10,005
Hamilton County Health Care Facilities Revenue Bonds, Christ Hospital Project, Prerefunded,
5.50%, 6/1/22(7)	6,000	6,446
Ohio State HFA MFH Revenue Bonds, Series A (GNMA, FHA Insured),
0.40%, 9/1/22(2) (4) (5)	3,970	3,973

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Ohio – 1.8%continued
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.49%, 6/1/23(2) (4)	$35,000	$34,990
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
4.00%, 12/15/21	2,000	2,071
5.00%, 12/15/22	2,000	2,184
Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 12/1/21	2,485	2,595
5.00%, 6/1/22	2,750	2,938
5.00%, 12/1/22	6,000	6,556
5.00%, 6/1/23	5,300	5,912
		87,458
Oregon – 1.0%
Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/21	2,450	2,503
Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(2) (4) (5)	43,400	45,626
Oregon State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	1,400	1,422
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	600	614
5.00%, 7/1/22	850	909
		51,074
Pennsylvania – 3.1%
Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/22	6,685	7,053
5.00%, 3/1/23	9,000	9,906
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,036
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Pennsylvania – 3.1%continued
Geisinger Authority Health System Revenue Refunding Bonds,
5.00%, 4/1/22	$3,500	$3,699
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (Waste Management, Inc., Project,
2.15%, 11/1/21(8)	2,250	2,274
Pennsylvania State G.O. Unlimited Bonds, First Series 2020,
5.00%, 5/1/22	6,000	6,379
Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	1,500	1,615
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/15/21	10,000	10,257
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1,
5.00%, 6/15/21	5,985	6,110
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 0.67%, 10/1/23(2) (4)	7,000	7,002
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 0.70%, 6/1/23(2) (4)	26,250	26,274
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.69%, 12/1/23(2)	15,000	15,081
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/22	1,200	1,248
4.00%, 2/1/23	1,775	1,909

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Pennsylvania – 3.1%continued
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 12/1/23(2) (4)	$5,000	$5,012
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.45%, 2/15/24(2)	48,000	48,181
		153,036
Rhode Island – 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
3.00%, 1/15/21	2,500	2,502
4.00%, 1/15/22	2,000	2,079
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
3.00%, 1/15/21	300	300
4.00%, 1/15/22	1,000	1,040
		5,921
South Carolina – 0.2%
Charleston County School District G.O. Unlimited BANS, Phase IV Sales Tax Project (SCSDE Insured),
5.00%, 5/12/21	10,000	10,173
Tennessee – 1.3%
Memphis G.O. Unlimited Refunding Bonds,
5.00%, 5/1/21	1,500	1,523
5.00%, 5/1/22	22,000	23,391
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment,
1.40%, 5/1/22(2) (4) (5)	2,500	2,532
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project,
0.25%, 12/1/22(2) (4) (5)	6,250	6,248
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Tennessee – 1.3%continued
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/21	$2,035	$2,108
5.00%, 10/1/22	1,435	1,556
5.00%, 10/1/23	1,100	1,244
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/21	13,245	13,560
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Trevecca Towers,
2.00%, 1/1/22(2) (5)	12,000	12,000
		64,162
Texas – 10.1%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
3.00%, 2/15/21	9,000	9,029
4.00%, 2/15/22	4,250	4,432
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 2/1/23(2) (4) (5)	11,000	11,370
Allen G.O. Limited Refunding Bonds,
4.00%, 8/15/21	1,000	1,024
Alvin Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.45%, 8/15/23(2) (4) (5)	4,000	3,996
Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	7,500	7,614
Austin G.O. Limited Refunding & Improvement Bonds,
5.00%, 9/1/22	2,005	2,166
5.00%, 9/1/23	1,000	1,127
Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/21	710	725
5.00%, 6/15/22	800	856

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Texas – 10.1%continued
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(2) (4) (5)	$19,000	$19,320
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(2) (4) (5)	5,000	4,997
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/21	1,120	1,152
5.00%, 8/15/22	1,715	1,845
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	4,500	4,569
Dallas County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	5,610	5,640
Dallas G.O. Limited Bonds, Equipment Acquisition Contract,
5.00%, 2/15/22	2,460	2,592
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/22	12,550	13,223
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/21	1,635	1,677
Fort Bend County Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/22	875	924
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,162
Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23	9,175	9,920
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	10,755	11,844
Garland Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	3,000	3,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Texas – 10.1%continued
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann,
5.00%, 12/1/22(2) (4) (5)	$2,500	$2,715
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/21	29,565	30,628
5.00%, 10/1/22	4,615	5,004
5.00%, 10/1/23	8,060	9,115
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,096
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,086
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/21	1,350	1,357
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,623
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (4) (5)	14,000	14,383
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/21	4,045	4,076
Houston Utility System First Lien Variable Revenue Refunding Bonds, Series C,
(Floating, ICE LIBOR USD 1M + 0.36%), 0.46%, 8/1/21(2) (4)	5,000	4,999
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,279

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Texas – 10.1%continued
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.39%, 8/16/21(2) (4)	$5,800	$5,793
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,065
5.00%, 5/15/23	1,000	1,110
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/21	2,750	2,798
5.00%, 5/15/22	1,000	1,065
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(2) (4) (5)	4,250	4,271
North Texas Tollway Authority Revenue Bonds, Escrowed to Maturity,
5.00%, 1/1/22	815	853
North Texas Tollway Authority Revenue Bonds, Unrefunded Balance,
5.00%, 1/1/22	1,035	1,084
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/21	2,000	2,000
Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured),
0.35%, 3/1/23(2) (4) (5)	16,000	15,993
Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,115
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	12,901
Sherman Tax Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.00%, 8/1/23(2) (4) (5)	13,000	13,549
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Texas – 10.1%continued
Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded,
5.00%, 3/1/22(7)	$21,040	$22,192
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,179
Texas State TRANS,
4.00%, 8/26/21	119,790	122,775
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/21	8,410	8,508
Texas State Transportation Commission Highway Improvement G.O. Unlimited, Prerefunded,
5.00%, 4/1/22(7)	22,000	23,320
Texas State Water Development Board Revenue Bonds,
5.00%, 10/15/21	1,875	1,946
5.00%, 4/15/22	1,450	1,540
5.00%, 10/15/22	2,700	2,932
Texas State Water Development Board Revenue Bonds, Master Trust,
3.00%, 10/15/21	2,000	2,045
3.00%, 4/15/22	1,000	1,036
3.00%, 10/15/22	2,000	2,101
4.00%, 4/15/23	985	1,071
4.00%, 10/15/23	2,000	2,211
Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments,
0.35%, 2/1/23(2) (4) (5)	22,000	21,969
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/22	2,500	2,651
5.00%, 4/15/23	1,850	2,047
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/21	5,505	5,524
5.00%, 2/1/22	2,000	2,103
		500,328

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Utah – 0.6%
Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	$12,825	$13,569
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/21	3,350	3,503
5.00%, 12/15/22	3,975	4,343
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/21	2,000	2,038
Utah State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/21	2,500	2,559
5.00%, 7/1/22	3,500	3,752
		29,764
Virginia – 3.6%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/21	4,370	4,465
5.00%, 6/15/22	4,595	4,920
Arlington County G.O. Unlimited Bonds, Series C (State Aid Withholding), Prerefunded,
5.00%, 2/15/21(7)	4,000	4,022
Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 8/1/22	6,690	7,205
5.00%, 8/1/23	5,735	6,453
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/21	18,880	19,422
4.00%, 10/1/22	10,000	10,672
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	41,800	44,736
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/21	9,000	9,397
Louisa IDA Variable PCR Bonds, Virginia Electric,
1.80%, 4/1/22(2) (4) (5)	3,750	3,812
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Virginia – 3.6%continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/22	$2,000	$2,104
5.00%, 2/1/23	2,000	2,200
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program,
5.00%, 2/1/22	5,690	5,986
Virginia State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/22	7,025	7,503
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	2,000	2,152
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/21	4,000	4,111
5.00%, 8/1/22	4,000	4,303
Virginia State Public School Authority School Financing Revenue Refunding Bonds,
5.00%, 8/1/22	9,000	9,679
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,619
Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),
4.00%, 10/1/21	5,330	5,482
4.00%, 10/1/22	5,275	5,627
4.00%, 10/1/23	5,325	5,874
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	1,000	1,134

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Virginia – 3.6%continued
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/22	$500	$522
5.00%, 1/1/23	500	544
		178,944
Washington – 2.6%
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2A,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.39%, 11/1/21(2) (4)	10,000	10,000
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Green Bonds, Series S-2B,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.54%, 11/1/23(2) (4)	12,500	12,536
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/21	3,250	3,288
5.00%, 4/1/22	3,420	3,625
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	11,992
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/21	20,450	20,938
Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax,
5.00%, 6/1/21	3,770	3,845
Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/21	2,390	2,390
5.00%, 1/1/22	3,500	3,668
Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/21	7,650	7,650
5.00%, 1/1/22	2,750	2,882
Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	3,465	3,715
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 60.8% continued
Washington – 2.6%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2020D,
5.00%, 7/1/22	$10,405	$11,157
Washington State G.O. Unlimited Refunding Bonds, Series R-2021B,
5.00%, 1/1/22	31,735	33,262
		130,948
Wisconsin – 1.4%
Kenosha County G.O. Unlimited Refunding Bonds, Series B,
3.00%, 6/1/22	1,000	1,039
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/22	10,895	11,623
4.00%, 10/1/23	7,100	7,838
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/22	275	293
5.00%, 6/1/23	345	383
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	6,000	6,094
5.00%, 5/1/22	13,180	14,024
5.00%, 5/1/23	4,720	5,246
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	6,210	6,459
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.44%, 7/28/21(2) (4)	9,000	9,000
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.74%, 7/31/24(2) (4)	5,000	5,023
		67,022
Total Municipal Bonds
(Cost $2,996,055)		3,009,193

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	243,438,172	$243,438
Total Investment Companies
(Cost $243,438)		243,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 15.1%
Alamo Heights Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 2/1/21(2) (4) (5)	$2,700	$2,705
Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 8/1/21	15,000	15,422
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/1/21(2) (4) (5)	7,500	7,540
Austin G.O. Limited Refunding & Improvement Bonds, 5.00%, 9/1/21	2,000	2,064
Bay Area Toll Authority Toll Bridge Index Rate Revenue Refunding Bonds, San Francisco Bridge(Floating, ICE LIBOR USD 3M + 0.55%), 0.72%, 4/1/21(2) (4)	10,000	10,001
Boston G.O. Unlimited Bonds, Series A, 5.00%, 11/1/21	2,825	2,938
Broward County School District Revenue TANS, 2.00%, 6/30/21	20,000	20,184
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (4) (5)	20,000	20,019
California State Municipal Finance Authority Solid Waste Variable Revenue Refunding Bonds, Republic Services, Inc., Project, 0.18%, 4/1/21(2) (4) (5)	13,250	13,250
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 5/3/21	30,000	30,165
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/21	$4,000	$4,095
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.15%, 8/16/21(2) (4) (5)	9,500	9,610
Colorado State Educational Loan Program TRANS, Series A, 4.00%, 6/29/21	75,000	76,399
Colorado State General Fund TRANS, 4.00%, 6/25/21	59,000	60,087
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 1.80%, 2/9/21(2) (4) (5)	12,500	12,521
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 1.80%, 2/9/21(2) (4) (5)	12,000	12,020
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, 2.05%, 7/12/21(2) (4) (5)	10,000	10,104
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase, 2.00%, 4/1/21(2) (4) (5)	7,000	7,028
Deer Park Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 0.28%, 10/1/21(2) (4) (5)	3,000	3,000
Delaware State G.O. Unlimited Bonds, Series A, 5.00%, 1/1/21	12,000	12,000
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger, 0.50%, 7/1/21(2) (4) (5)	5,000	5,006
Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Republic Services Project, 0.30%, 6/1/21(1) (2) (4) (5)	4,500	4,500
Fairfax County IDA Health Care Revenue Refunding Bonds, Series S, Inova Health System, 5.00%, 5/15/21(2) (4) (5)	15,000	15,249

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/21	$3,275	$3,291
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds, 5.00%, 6/1/21	2,250	2,294
Georgia State Road & Tollway Authority GARVEE Bonds, 5.00%, 6/1/21	4,000	4,079
Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.30%, 8/16/21(2) (4) (5)	13,800	13,890
Granite City Revenue Bonds (AMT), Waste Management, Inc., Project, 2.45%, 5/3/21(2) (4) (5)	3,000	3,018
Hawaii State G.O. Unlimited Bonds, Series GA, 5.00%, 10/1/21	11,500	11,913
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.), 2.40%, 6/1/21(2) (4) (5)	4,000	4,035
Illinois Development Finance Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project, 0.55%, 11/1/21(2) (4) (5)	6,000	6,004
Illinois State Finance Authority Green Revenue Bonds, 5.00%, 7/1/21	450	461
Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge, 1.90%, 10/1/21(2) (4) (5)	4,500	4,552
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 4.00%, 1/1/21	520	520
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee, 4.00%, 7/1/21	650	662
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/1/21(2) (4) (5)	$6,000	$6,066
Lawrence Township School Building Corp. Revenue Bonds (State Intercept Program), 4.00%, 7/15/21	1,000	1,019
Los Angeles TRANS, 4.00%, 6/24/21	71,690	73,010
Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/21	8,000	8,060
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric, 1.65%, 6/1/21(2) (4) (5)	20,500	20,578
Louisville & Jefferson County Metropolitan Government PCR Variable Refunding Bonds, Louisville Gas, 1.85%, 4/1/21(2) (4) (5)	12,200	12,233
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services, 5.00%, 5/15/21	2,000	2,035
Massachusetts State G.O. Unlimited RANS, Series A, 2.00%, 4/21/21	30,000	30,166
Massachusetts State HFA Variable Revenue Bonds, Chestnut Park Project, 2.40%, 12/1/21(2) (4) (5)	3,000	3,058
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, 0.55%, 11/1/21(2) (4) (5)	2,750	2,752
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds, Waste Management, 0.45%, 11/1/21(2) (4) (5)	5,000	5,004
Miami-Dade County School District Revenue TANS, 2.00%, 2/25/21	7,200	7,219

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, 5.00%, 1/1/21	$9,105	$9,105
New York City Housing Development Corp. MFH Revenue Bonds, Series G, Sustainable Neighborhood Bonds, 2.00%, 12/31/21(2) (4) (5)	3,420	3,422
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, 0.85%, 4/29/21(2) (4) (5)	8,000	8,001
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 5.00%, 12/1/21	1,100	1,146
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax, 5.00%, 3/15/21	8,500	8,581
North Texas Tollway Authority Revenue Refunding Bonds, Series C, Second Tier Bonds, 5.00%, 1/1/21	4,000	4,000
Ohio State HFA MFH Revenue Bonds, Sutter View Apartments, 1.62%, 7/1/21(2) (4) (5)	8,500	8,553
Ohio State Water Development Authority Water PCR Bonds, Series B, 5.00%, 6/1/21	2,000	2,040
Omaha Various Purpose G.O. Unlimited Refunding Bonds, Series A, 4.00%, 4/15/21	550	556
Oregon State Housing & Community Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program), 2.20%, 5/1/21(2) (4) (5)	10,450	10,514
Patchogue-Medford Union Free School District G.O. Unlimited TANS (State Aid Withholding), 3.00%, 6/25/21	24,000	24,308
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Waste Management, Inc. Project, 0.70%, 8/2/21(2) (4) (5)	$7,000	$7,002
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 2.80%, 12/1/21(2) (4) (5)	2,500	2,556
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, Inc. Project, 0.18%, 4/1/21(2) (4) (5)	4,500	4,500
Philadelphia School District Revenue TRANS, Series A, 4.00%, 6/30/21	13,000	13,243
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured), 3.00%, 2/1/21	1,450	1,453
Rye City School District G.O. Unlimited BANS (State Aid Withholding), 1.75%, 7/1/21	18,150	18,285
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse (PSF, Gtd.), 1.55%, 6/15/21(2) (4) (5)	6,000	6,006
Texas State PFA G.O. Unlimited Bonds, Series A, 4.00%, 10/1/21	6,000	6,171
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, Series B, 4.00%, 10/1/21(2) (4) (5)	3,035	3,118
Texas State Variable G.O. Unlimited Veterans Bond, 0.10%, 1/13/21(2) (4) (11)	15,000	15,000
University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/21	1,850	1,874

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.1% continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, 5.00%, 2/1/21	$3,300	$3,312
Worcester G.O. Limited Bonds, Series A, 4.00%, 2/1/21	4,810	4,823
Total Short-Term Investments
(Cost $748,256)		749,395

Total Investments – 98.8%
(Cost $4,865,785)		4,892,078
Other Assets less Liabilities – 1.2%		58,884
NET ASSETS – 100.0%		$4,950,962

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(7)	Maturity date represents the prerefunded date.
(8)	Security has converted to a fixed rate as of May 1, 2019, and will continue at a fixed rate going forward.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2020 is disclosed.
(11)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2020 (UNAUDITED)
TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$580,501	$—	$580,501
Foreign Issuer Bonds(1)	—	276,117	—	276,117
U.S. Government Obligations	—	33,434	—	33,434
Municipal Bonds(1)	—	3,009,193	—	3,009,193
Investment Companies	243,438	—	—	243,438
Short-Term Investments	—	749,395	—	749,395
Total Investments	$243,438	$4,648,640	$—	$4,892,078

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$177,309	$2,723,141	$2,657,012	$82	$243,438	243,438,172
FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 8.7%
Auto Floor Plan – 0.4%
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,431
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%), 0.80%, 2/15/23(1) (2) (3)	2,250	2,251
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 0.59%, 11/15/23(3)	9,100	9,123
		15,805
Automobile – 4.3%
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class A2A
2.43%, 9/19/22	280	281
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.60%, 12/18/23	3,740	3,747
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A2
0.42%, 3/18/24	16,500	16,518
BMW Vehicle Owner Trust, Series 2020-A, Class A2
0.39%, 2/27/23	6,617	6,623
CarMax Auto Owner Trust, Series 2020-3, Class A2A
0.49%, 6/15/23	9,200	9,214
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.61%, 5/15/29(1) (2) (3)	102	103
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(1) (2)	322	322
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(1) (2)	730	734
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 0.61%, 4/15/30(1) (2) (3)	1,673	1,672
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(1) (2)	3,284	3,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7% continued
Automobile – 4.3%continued
Drive Auto Receivables Trust, Series 2020-1, Class A2
1.99%, 12/15/22	$1,213	$1,215
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 2/20/24(1) (2)	666	670
Ford Credit Auto Owner Trust, Series 2020-A, Class A2
1.03%, 10/15/22	998	1,001
Ford Credit Auto Owner Trust, Series 2020-B, Class A2
0.50%, 2/15/23	20,017	20,039
Ford Credit Auto Owner Trust, Series 2020-C, Class A2
0.25%, 9/15/23	7,200	7,202
GM Financial Automobile Leasing Trust, Series 2019-3, Class A2A
2.09%, 10/20/21	224	224
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	2,720	2,756
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A
1.50%, 3/16/23	557	559
Honda Auto Receivables Owner Trust, Series 2020-2, Class A2
0.74%, 11/15/22	6,258	6,272
Hyundai Auto Receivables Trust, Series 2020-A, Class A2
1.51%, 4/17/23	5,882	5,922
Hyundai Auto Receivables Trust, Series 2020-B, Class A2
0.38%, 3/15/23	12,600	12,612
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A2
0.31%, 2/15/23	4,500	4,503
Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A2
0.46%, 3/15/23	2,900	2,904
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A
2.07%, 1/17/23	1,557	1,565
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 5/15/23	3,730	3,733

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7% continued
Automobile – 4.3%continued
Santander Drive Auto Receivables Trust, Series 2020-4, Class A2
0.42%, 9/15/23	$13,250	$13,263
Santander Retail Auto Lease Trust, Series 2019-A, Class A2
2.72%, 1/20/22(1) (2)	1,814	1,817
Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 5/22/23(1) (2)	1,935	1,938
Toyota Auto Receivables Owner Trust, Series 2020-B, Class A2
1.38%, 12/15/22	3,204	3,220
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2
0.36%, 2/15/23	13,800	13,808
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	5,779	5,794
Wheels SPV, Series 2018-1A, Class A2
3.06%, 4/20/27(1) (2)	83	83
World Omni Auto Receivables Trust, Series 2019-B, Class A2
2.63%, 6/15/22(1)	349	350
World Omni Automobile Lease Securitization Trust, Series 2020-B, Class A2
0.32%, 9/15/23	6,950	6,953
		160,954
Credit Card – 3.3%
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 0.54%, 2/18/25(3)	2,000	2,009
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	4,600	4,746
American Express Credit Account Master Trust, Series 2019-2, Class A
2.67%, 11/15/24	9,300	9,591
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	3,009
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,008
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7% continued
Credit Card – 3.3%continued
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	$3,500	$3,592
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	2,000	2,059
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	9,100	9,321
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	1,000	1,033
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 0.56%, 3/15/24(3)	1,545	1,551
Chase Issuance Trust, Series 2018-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.20%), 0.36%, 4/17/23(3)	3,000	3,001
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	15,439
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(1) (2)	5,000	5,004
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 0.48%, 5/15/23(1) (2) (3)	5,000	5,004
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.51%, 10/15/23(2) (3)	17,000	17,027
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	11,500	11,870
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	7,023
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	13,143

FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.7% continued
Credit Card – 3.3%continued
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	$4,000	$4,122
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,185
		125,737
Other – 0.7%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25(2)	930	939
Dell Equipment Finance Trust, Series 2019-1, Class A2
2.78%, 8/23/21(1) (2)	273	273
Dell Equipment Finance Trust, Series 2019-2, Class A2
1.95%, 12/22/21(1) (2)	5,295	5,320
HPEFS Equipment Trust, Series 2019-1A, Class A3
2.21%, 9/20/29(1) (2)	1,250	1,264
John Deere Owner Trust, Series 2020-B, Class A2
0.41%, 3/15/23	5,400	5,405
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	4,250	4,332
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	8,500	8,704
		26,237
Whole Loan – 0.0%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%), 0.71%, 12/19/59(1) (2) (3)	275	275
Total Asset-Backed Securities
(Cost $326,010)		329,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 0.5%
Waste & Environment Services & Equipment – 0.5%
Waste Management, Inc.,
0.40%, 8/9/21(4)	$20,160	$20,123
Total Commercial Paper
(Cost $20,111)		20,123

CORPORATE BONDS – 48.3%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.30%, 8/1/21	17,045	17,201
2.35%, 10/30/21	499	506
Northrop Grumman Corp.,
2.55%, 10/15/22	725	752
		18,459
Apparel & Textile Products – 0.3%
VF Corp.,
2.05%, 4/23/22	9,925	10,138
Automobiles Manufacturing – 5.4%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.57%, 11/5/21 (3)	12,550	12,580
2.20%, 6/27/22	5,800	5,960
0.88%, 7/7/23	21,790	22,055
(Floating, ICE LIBOR USD 3M + 0.42%), 0.65%, 9/8/23 (3)	5,582	5,612
BMW U.S. Capital LLC,
(Floating, ICE LIBOR USD 3M + 0.41%), 0.63%, 4/12/21 (1) (2) (3)	4,200	4,203
3.40%, 8/13/21 (1) (2)	1,935	1,971
3.80%, 4/6/23 (1) (2)	6,700	7,196
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.66%, 2/22/21 (1) (2) (3)	9,228	9,232
3.00%, 2/22/21 (1) (2)	7,585	7,610
2.88%, 3/10/21 (1) (2)	11,506	11,558
3.35%, 5/4/21 (1) (2)	1,000	1,010
2.20%, 10/30/21 (1) (2)	1,000	1,014
General Motors Financial Co., Inc.,
3.45%, 1/14/22	7,272	7,467
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%), 1.04%, 3/12/21 (1) (2) (3)	3,600	3,602
2.85%, 11/1/22 (1) (2)	5,830	6,042
2.38%, 2/10/23 (1) (2)	4,565	4,705
1.25%, 9/18/23 (1) (2)	18,180	18,395

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Automobiles Manufacturing – 5.4%continued
Nissan Motor Acceptance Corp.,
3.65%, 9/21/21 (1) (2)	$1,348	$1,371
(Floating, ICE LIBOR USD 3M + 0.89%), 1.11%, 1/13/22 (1) (2) (3)	3,000	2,994
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.29%), 0.53%, 10/7/21 (3)	1,000	1,002
(Floating, ICE LIBOR USD 3M + 0.69%), 0.91%, 1/11/22 (3)	1,500	1,509
2.65%, 4/12/22	6,970	7,174
1.15%, 5/26/22	21,500	21,782
Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (1) (2)	5,000	5,158
0.75%, 11/23/22 (1) (2)	13,700	13,741
3.13%, 5/12/23 (1) (2)	17,270	18,240
		203,183
Banks – 4.2%
Capital One N.A.,
2.15%, 9/6/22	2,500	2,569
Citibank N.A.,
(Floating, ICE LIBOR USD 3M + 0.57%), 0.78%, 7/23/21 (3)	6,000	6,017
(Variable, ICE LIBOR USD 3M + 0.53%), 3.17%, 2/19/22 (5)	9,500	9,533
(Floating, ICE LIBOR USD 3M + 0.60%), 0.82%, 5/20/22 (3)	7,500	7,513
Citizens Bank N.A.,
3.25%, 2/14/22	6,150	6,332
KeyBank N.A.,
(Floating, U.S. SOFR + 0.34%), 0.41%, 1/3/24 (3)	17,650	17,655
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.47%, 1/22/21 (3)	8,730	8,731
(Floating, ICE LIBOR USD 3M + 0.50%), 0.72%, 7/27/22 (3)	3,470	3,490
(Floating, ICE LIBOR USD 3M + 0.43%), 0.66%, 12/9/22 (3)	7,500	7,521
Truist Bank,
2.63%, 1/15/22	1,180	1,207
(Floating, ICE LIBOR USD 3M + 0.59%), 0.81%, 5/17/22 (3)	4,808	4,837
Truist Financial Corp.,
2.05%, 5/10/21	5,678	5,705
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Banks – 4.2%continued
3.05%, 6/20/22	$13,000	$13,493
U.S. Bank N.A.,
3.00%, 2/4/21	6,600	6,600
(Floating, ICE LIBOR USD 3M + 0.18%), 0.39%, 1/21/22 (3)	22,094	22,114
Wells Fargo & Co.,
4.60%, 4/1/21	2,000	2,021
(Floating, ICE LIBOR USD 3M + 0.93%), 1.14%, 2/11/22 (3)	7,000	7,006
(Floating, ICE LIBOR USD 3M + 1.11%), 1.32%, 1/24/23 (3)	2,000	2,017
3.07%, 1/24/23	4,863	5,002
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.62%), 0.85%, 5/27/22 (3)	9,000	9,019
(Floating, ICE LIBOR USD 3M + 0.66%), 0.89%, 9/9/22 (3)	9,000	9,036
(Variable, ICE LIBOR USD 3M + 0.65%), 2.08%, 9/9/22 (5)	1,015	1,027
		158,445
Biotechnology – 0.5%
Gilead Sciences, Inc.,
0.75%, 9/29/23	18,105	18,160
Cable & Satellite – 0.1%
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	1,900	2,224
Comcast Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 0.87%, 4/15/24 (3)	1,300	1,316
Cox Communications, Inc.,
2.95%, 6/30/23 (1) (2)	2,200	2,314
		5,854
Chemicals – 0.9%
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.27%, 11/15/22 (3)	6,570	6,555
DuPont de Nemours, Inc.,
2.17%, 5/1/23	6,550	6,637
Ecolab, Inc.,
3.25%, 1/14/23	712	749

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Chemicals – 0.9%continued
LYB International Finance III LLC,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.24%, 10/1/23 (3)	$19,660	$19,694
		33,635
Commercial Finance – 0.0%
Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.67%), 0.90%, 6/3/21(3)	1,800	1,799
Communications Equipment – 0.0%
Apple, Inc.,
0.75%, 5/11/23	1,990	2,014
Consumer Finance – 1.7%
American Express Co.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.75%, 5/17/21 (3)	11,235	11,252
Capital One Bank U.S.A. N.A.,
(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (5)	12,480	12,694
Fiserv, Inc.,
4.75%, 6/15/21	2,878	2,937
PayPal Holdings, Inc.,
2.20%, 9/26/22	8,090	8,359
1.35%, 6/1/23	26,520	27,154
		62,396
Consumer Products – 0.0%
Clorox (The) Co.,
3.80%, 11/15/21	500	515
Diversified Banks – 3.3%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.42%), 1.64%, 4/19/21 (3)	7,000	7,028
2.63%, 4/19/21	2,497	2,515
5.00%, 5/13/21	2,000	2,034
(Floating, ICE LIBOR USD 3M + 0.38%), 0.59%, 1/23/22 (3)	9,950	9,952
3.30%, 1/11/23	16,841	17,855
(Floating, U.S. SOFR + 0.73%), 0.81%, 10/24/24 (3)	29,790	30,013
Citigroup, Inc.,
2.70%, 3/30/21	2,000	2,012
(Floating, ICE LIBOR USD 3M + 1.07%), 1.30%, 12/8/21 (3)	5,000	5,037
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (5)	13,535	13,751
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Diversified Banks – 3.3%continued
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 1/24/23 (5)	$2,825	$2,905
JPMorgan Chase & Co.,
(Floating, ICE LIBOR USD 3M + 1.48%), 1.71%, 3/1/21 (3)	1,830	1,832
2.55%, 3/1/21	278	279
4.63%, 5/10/21	600	609
3.25%, 9/23/22	10,061	10,581
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (5)	13,300	13,783
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23 (5)	1,000	1,032
(Floating, ICE LIBOR USD 3M + 0.89%), 1.10%, 7/23/24 (3)	2,100	2,128
		123,346
Electrical Equipment Manufacturing – 0.2%
Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.69%, 4/5/23 (3)	6,200	6,202
Roper Technologies, Inc.,
0.45%, 8/15/22	3,160	3,165
		9,367
Entertainment Content – 0.4%
Fox Corp.,
3.67%, 1/25/22	3,054	3,161
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%), 0.64%, 4/1/21 (1) (2) (3)	8,165	8,172
ViacomCBS, Inc.,
4.25%, 9/1/23	2,400	2,613
Walt Disney (The) Co.,
1.65%, 9/1/22	2,300	2,353
2.35%, 12/1/22	38	39
		16,338
Financial Services – 4.3%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	7,680	7,931
Bank of New York Mellon (The) Corp.,
1.95%, 8/23/22	4,100	4,217
1.85%, 1/27/23	3,375	3,480
0.35%, 12/7/23	19,190	19,219
BlackRock, Inc.,
4.25%, 5/24/21	789	801

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Financial Services – 4.3%continued
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 0.96%, 2/23/23 (3)	$7,160	$7,227
(Floating, ICE LIBOR USD 3M + 1.00%), 1.21%, 7/24/23 (3)	2,000	2,018
(Floating, U.S. SOFR + 0.54%), 0.61%, 11/17/23 (3)	22,652	22,668
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	7,665	7,717
(Floating, ICE LIBOR USD 3M + 0.65%), 0.87%, 6/15/23 (3)	9,700	9,728
Morgan Stanley,
5.50%, 7/28/21	5,000	5,147
2.75%, 5/19/22	3,050	3,150
(Floating, U.S. SOFR + 0.70%), 0.78%, 1/20/23 (3)	18,600	18,660
3.13%, 1/23/23	1,800	1,900
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (5)	20,100	20,146
Nasdaq, Inc.,
0.45%, 12/21/22	8,370	8,380
National Securities Clearing Corp.,
0.40%, 12/7/23 (1) (2)	19,500	19,541
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (5)	825	851
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	563	579
		163,360
Food & Beverage – 1.1%
Cargill, Inc.,
1.38%, 7/23/23 (1) (2)	500	512
General Mills, Inc.,
(Floating, ICE LIBOR USD 3M + 1.01%), 1.23%, 10/17/23 (3)	670	681
JM Smucker (The) Co.,
3.50%, 10/15/21	2,000	2,049
3.00%, 3/15/22	4,000	4,121
Keurig Dr. Pepper, Inc.,
3.55%, 5/25/21	685	693
Mondelez International, Inc.,
0.63%, 7/1/22	13,290	13,348
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Food & Beverage – 1.1%continued
PepsiCo, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.77%, 10/6/21 (3)	$9,000	$9,035
Tyson Foods, Inc.,
2.25%, 8/23/21	11,480	11,590
		42,029
Hardware – 0.9%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (1) (2)	16,500	18,249
Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.90%, 3/12/21 (3)	4,690	4,694
(Floating, ICE LIBOR USD 3M + 0.72%), 0.96%, 10/5/21 (3)	1,495	1,495
2.25%, 4/1/23	2,600	2,695
4.45%, 10/2/23	5,601	6,162
		33,295
Health Care Facilities & Services – 1.3%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.65%), 0.88%, 9/17/21 (3)	7,000	7,001
3.40%, 9/17/21	3,166	3,234
(Floating, ICE LIBOR USD 3M + 0.89%), 1.13%, 7/15/23 (3)	10,300	10,417
CVS Health Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.95%, 3/9/21 (3)	19,201	19,223
3.35%, 3/9/21	797	801
2.13%, 6/1/21	3,259	3,278
3.50%, 7/20/22	1,250	1,305
2.75%, 12/1/22	2,500	2,599
3.70%, 3/9/23	253	271
		48,129
Home Improvement – 0.3%
Whirlpool Corp.,
4.85%, 6/15/21	11,108	11,325
Homebuilders – 0.1%
D.R. Horton, Inc.,
4.38%, 9/15/22	2,000	2,109
Industrial Other – 0.4%
3M Co.,
2.00%, 6/26/22	715	733

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Industrial Other – 0.4%continued
Honeywell International, Inc.,
1.85%, 11/1/21	$300	$304
(Floating, ICE LIBOR USD 3M + 0.23%), 0.46%, 8/19/22 (3)	13,500	13,513
		14,550
Integrated Oils – 1.1%
BP Capital Markets America, Inc.,
2.94%, 4/6/23	2,200	2,322
Chevron Corp.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.71%, 3/3/22 (3)	3,485	3,502
1.14%, 5/11/23	14,762	15,073
Chevron U.S.A., Inc.,
(Floating, ICE LIBOR USD 3M + 0.20%), 0.41%, 8/11/23 (3)	21,867	21,920
Exxon Mobil Corp.,
1.90%, 8/16/22	400	411
1.57%, 4/15/23	55	57
		43,285
Life Insurance – 5.2%
AIG Global Funding,
0.45%, 12/8/23 (1) (2)	30,230	30,226
Athene Global Funding,
1.20%, 10/13/23 (1) (2)	26,900	27,107
MassMutual Global Funding II,
(Floating, ICE LIBOR USD 3M + 0.15%), 0.39%, 1/7/22 (1) (2) (3)	27,286	27,311
0.85%, 6/9/23 (1) (2)	11,000	11,135
MetLife, Inc.,
3.05%, 12/15/22	3,500	3,684
Metropolitan Life Global Funding I,
1.95%, 1/13/23 (1) (2)	1,000	1,032
0.90%, 6/8/23 (1) (2)	9,900	10,026
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%), 0.50%, 1/28/21 (1) (2) (3)	1,000	1,000
(Floating, ICE LIBOR USD 3M + 0.28%), 0.49%, 1/21/22 (1) (2) (3)	16,680	16,718
1.10%, 5/5/23 (1) (2)	11,260	11,456
(Floating, U.S. SOFR + 0.36%), 0.44%, 10/21/23 (1) (2) (3)	35,000	35,104
Protective Life Global Funding,
0.63%, 10/13/23 (1) (2)	20,800	20,922
		195,721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Machinery Manufacturing – 1.5%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.23%), 0.45%, 3/15/21 (3)	$300	$300
(Floating, ICE LIBOR USD 3M + 0.28%), 0.51%, 9/7/21 (3)	21,115	21,148
(Floating, ICE LIBOR USD 3M + 0.22%), 0.46%, 1/6/22 (3)	11,340	11,358
(Floating, ICE LIBOR USD 3M + 0.59%), 0.82%, 6/6/22 (3)	1,650	1,660
(Floating, ICE LIBOR USD 3M + 0.51%), 0.73%, 5/15/23 (3)	1,300	1,309
CNH Industrial Capital LLC,
4.88%, 4/1/21	654	660
3.88%, 10/15/21	3,438	3,519
1.95%, 7/2/23	3,750	3,860
John Deere Capital Corp.,
3.20%, 1/10/22	6,690	6,891
0.55%, 7/5/22	7,500	7,536
		58,241
Medical Equipment & Devices Manufacturing – 0.2%
Abbott Laboratories,
2.55%, 3/15/22	500	513
Stryker Corp.,
0.60%, 12/1/23	4,660	4,667
Thermo Fisher Scientific, Inc.,
3.00%, 4/15/23	2,049	2,163
		7,343
Pharmaceuticals – 1.4%
AbbVie, Inc.,
2.30%, 11/21/22	10,000	10,364
Bristol-Myers Squibb Co.,
2.88%, 2/19/21	6,320	6,340
0.54%, 11/13/23	23,500	23,543
Viatris, Inc.,
1.13%, 6/22/22 (1) (2)	12,400	12,517
		52,764
Pipeline – 0.6%
Energy Transfer Operating L.P.,
4.65%, 6/1/21	3,529	3,555
Enterprise Products Operating LLC,
2.80%, 2/15/21	16,900	16,948

NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Pipeline – 0.6%continued
Sunoco Logistics Partners Operations L.P.,
4.40%, 4/1/21	$1,640	$1,650
		22,153
Power Generation – 0.2%
Consumers Energy Co.,
0.35%, 6/1/23	6,820	6,829
Property & Casualty Insurance – 0.3%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%), 0.68%, 3/29/21 (3)	4,030	4,034
Aon Corp.,
2.20%, 11/15/22	5,540	5,726
		9,760
Railroad – 0.8%
Union Pacific Corp.,
3.20%, 6/8/21	30,460	30,838
Real Estate – 0.1%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	2,290	2,420
American Tower Corp.,
3.00%, 6/15/23	2,200	2,331
		4,751
Refining & Marketing – 1.9%
Phillips 66,
4.30%, 4/1/22	4,335	4,540
3.70%, 4/6/23	4,000	4,284
(Floating, ICE LIBOR USD 3M + 0.62%), 0.84%, 2/15/24 (3)	26,300	26,321
Valero Energy Corp.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.37%, 9/15/23 (3)	36,040	36,132
		71,277
Restaurants – 0.6%
McDonald's Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%), 0.65%, 10/28/21 (3)	18,303	18,352
2.63%, 1/15/22	1,000	1,024
Starbucks Corp.,
1.30%, 5/7/22	2,040	2,069
		21,445
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Retail - Consumer Discretionary – 0.2%
AutoZone, Inc.,
3.70%, 4/15/22	$1,200	$1,244
eBay, Inc.,
2.60%, 7/15/22	1,000	1,029
2.75%, 1/30/23	3,900	4,084
		6,357
Software & Services – 0.8%
Equifax, Inc.,
(Floating, ICE LIBOR USD 3M + 0.87%), 1.09%, 8/15/21 (3)	1,700	1,705
3.95%, 6/15/23	2,100	2,269
IBM Credit LLC,
2.65%, 2/5/21	1,500	1,503
International Business Machines Corp.,
(Floating, ICE LIBOR USD 3M + 0.40%), 0.62%, 5/13/21 (3)	22,264	22,296
1.88%, 8/1/22	2,600	2,672
		30,445
Supermarkets & Pharmacies – 0.4%
Kroger (The) Co.,
3.30%, 1/15/21	13,628	13,639
2.60%, 2/1/21	1,250	1,252
		14,891
Transportation & Logistics – 0.8%
PACCAR Financial Corp.,
3.15%, 8/9/21	395	402
2.65%, 5/10/22	5,500	5,677
2.00%, 9/26/22	3,260	3,357
2.65%, 4/6/23	4,000	4,214
0.35%, 8/11/23	6,090	6,086
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21 (1) (2)	4,800	4,874
Ryder System, Inc.,
3.45%, 11/15/21	6,000	6,142
2.88%, 6/1/22	279	288
		31,040
Travel & Lodging – 0.2%
Marriott International, Inc.,
2.88%, 3/1/21	2,930	2,935
(Floating, ICE LIBOR USD 3M + 0.65%), 0.88%, 3/8/21 (3)	3,200	3,201
		6,136

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Utilities – 4.9%
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.68%, 11/1/23 (3)	$15,000	$15,022
Consolidated Edison, Inc.,
0.65%, 12/1/23	29,100	29,158
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.75%, 9/15/23 (3)	16,600	16,631
DTE Energy Co.,
0.55%, 11/1/22	22,000	22,074
2.25%, 11/1/22	4,200	4,339
Duke Energy Corp.,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.72%, 5/14/21 (1) (2) (3)	30,150	30,195
3.55%, 9/15/21	1,317	1,336
Duke Energy Progress LLC,
(Floating, ICE LIBOR USD 3M + 0.18%), 0.40%, 2/18/22 (3)	17,500	17,503
Entergy Louisiana LLC,
0.62%, 11/17/23	11,400	11,438
Florida Power & Light Co.,
(Floating, ICE LIBOR USD 3M + 0.38%), 0.60%, 7/28/23 (3)	7,030	7,031
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	5,830	5,910
2.90%, 4/1/22	14,000	14,447
Ohio Power Co.,
5.38%, 10/1/21	1,000	1,036
PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.50%, 9/28/23 (3)	6,150	6,156
Virginia Electric and Power Co.,
2.95%, 1/15/22	2,400	2,449
		184,725
Wireless Telecommunications Services – 1.2%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.95%), 1.19%, 7/15/21 (3)	11,450	11,501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.3% continued
Wireless Telecommunications Services – 1.2%continued
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.22%, 3/16/22 (3)	$32,172	$32,523
		44,024
Total Corporate Bonds
(Cost $1,810,044)		1,820,471

FOREIGN ISSUER BONDS – 30.9%
Auto Parts Manufacturing – 0.0%
Toyota Industries Corp.,
3.11%, 3/12/22(1) (2)	1,900	1,955
Automobiles Manufacturing – 0.1%
Toyota Motor Corp.,
2.16%, 7/2/22	3,400	3,490
Banks – 16.4%
ABN AMRO Bank N.V.,
2.65%, 1/19/21 (1) (2)	2,105	2,107
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1) (2)	11,500	11,845
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.46%), 0.68%, 5/17/21 (1) (2) (3)	2,370	2,374
2.30%, 6/1/21	25,500	25,721
(Floating, ICE LIBOR USD 3M + 0.87%), 1.08%, 11/23/21 (1) (2) (3)	765	771
2.55%, 11/23/21	1,219	1,244
2.63%, 5/19/22	15,200	15,699
(Floating, ICE LIBOR USD 3M + 0.58%), 0.79%, 11/9/22 (1) (2) (3)	4,193	4,224
2.05%, 11/21/22	5,700	5,898
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1) (2)	17,495	18,066
Barclays Bank PLC,
1.70%, 5/12/22	5,770	5,872
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 0.87%, 3/17/23 (3)	19,500	19,684
(Floating, ICE LIBOR USD 3M + 0.66%), 0.88%, 9/13/23 (3)	8,800	8,898

NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Banks – 16.4%continued
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%), 1.06%, 9/6/21 (1) (2) (3)	$9,604	$9,653
(Floating, ICE LIBOR USD 3M + 0.70%), 0.93%, 3/10/22 (1) (2) (3)	10,145	10,219
Cooperatieve Rabobank U.A.,
2.50%, 1/19/21	5,200	5,204
(Floating, ICE LIBOR USD 3M + 0.43%), 0.64%, 4/26/21 (3)	6,100	6,107
3.13%, 4/26/21	1,120	1,130
3.88%, 2/8/22	1,000	1,040
(Floating, ICE LIBOR USD 3M + 0.48%), 0.70%, 1/10/23 (3)	12,000	12,056
Credit Suisse A.G.,
3.00%, 10/29/21	6,215	6,351
2.10%, 11/12/21	4,300	4,366
(Floating, U.S. SOFR + 0.45%), 0.53%, 2/4/22 (3)	20,650	20,686
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 4/16/21	3,550	3,583
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (1) (2)	7,600	7,826
Deutsche Bank A.G.,
4.25%, 10/14/21	15,000	15,381
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 1.07%), 1.30%, 6/2/21 (1) (2) (3)	10,000	10,041
2.38%, 6/2/21 (1) (2)	8,000	8,072
(Floating, ICE LIBOR USD 3M + 0.62%), 0.85%, 12/2/22 (1) (2) (3)	8,600	8,674
2.15%, 12/2/22 (1) (2)	8,035	8,320
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.40%, 3/29/22 (3)	7,040	7,115
Lloyds Banking Group PLC,
3.00%, 1/11/22	400	410
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (5)	18,900	19,423
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (5)	4,100	4,145
Macquarie Bank Ltd.,
2.10%, 10/17/22 (1) (2)	6,000	6,189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Banks – 16.4%continued
0.44%, 12/16/22 (1) (2)	$30,000	$30,013
National Australia Bank Ltd.,
3.38%, 9/20/21	2,600	2,655
3.70%, 11/4/21	3,560	3,662
(Floating, ICE LIBOR USD 3M + 0.89%), 1.11%, 1/10/22 (1) (2) (3)	12,914	13,016
2.80%, 1/10/22	3,531	3,621
1.88%, 12/13/22	11,100	11,453
National Bank of Canada,
2.10%, 2/1/23	500	517
Nordea Bank Abp,
1.00%, 6/9/23 (1) (2)	13,685	13,901
(Floating, ICE LIBOR USD 3M + 0.94%), 1.16%, 8/30/23 (1) (2) (3)	1,400	1,412
Santander UK Group Holdings PLC,
2.88%, 8/5/21	41,409	41,989
Santander UK PLC,
(Floating, ICE LIBOR USD 3M + 0.62%), 0.85%, 6/1/21 (3)	1,000	1,002
3.40%, 6/1/21	1,000	1,013
(Floating, ICE LIBOR USD 3M + 0.66%), 0.88%, 11/15/21 (3)	3,000	3,014
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	5,990	6,019
3.25%, 5/17/21 (1) (2)	10,000	10,105
1.88%, 9/13/21	364	368
3.05%, 3/25/22 (1) (2)	16,750	17,312
2.20%, 12/12/22 (1) (2)	5,400	5,595
(Floating, ICE LIBOR USD 3M + 0.32%), 0.55%, 9/1/23 (1) (2) (3)	18,600	18,602
Svenska Handelsbanken AB,
2.45%, 3/30/21	1,015	1,020
(Floating, ICE LIBOR USD 3M + 0.47%), 0.67%, 5/24/21 (3)	1,000	1,002
3.35%, 5/24/21	3,000	3,037
1.88%, 9/7/21	14,960	15,130
0.63%, 6/30/23 (1) (2)	10,600	10,672
Swedbank AB,
2.80%, 3/14/22 (1) (2)	4,600	4,734
1.30%, 6/2/23 (1) (2)	5,480	5,586
0.60%, 9/25/23 (1) (2)	24,500	24,548
Toronto-Dominion Bank (The),
(Floating, ICE LIBOR USD 3M + 0.27%), 0.50%, 3/17/21 (3)	14,289	14,297

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Banks – 16.4%continued
(Floating, ICE LIBOR USD 3M + 0.43%), 0.65%, 6/11/21 (3)	$10,512	$10,531
0.45%, 9/11/23	11,000	11,032
Westpac Banking Corp.,
2.65%, 1/25/21	500	501
(Floating, ICE LIBOR USD 3M + 0.85%), 1.07%, 1/11/22 (3)	9,000	9,068
2.80%, 1/11/22	935	959
(Floating, ICE LIBOR USD 3M + 0.39%), 0.61%, 1/13/23 (3)	16,375	16,429
2.00%, 1/13/23	5,040	5,217
		617,426
Central Bank – 0.1%
Bank of England Euro Note,
0.50%, 4/28/23(1) (2)	4,700	4,729
Commercial Finance – 0.0%
Park Aerospace Holdings Ltd.,
5.25%, 8/15/22(1) (2)	68	71
Diversified Banks – 7.5%
Bank of Montreal,
3.10%, 4/13/21	964	972
(Floating, ICE LIBOR USD 3M + 0.79%), 1.02%, 8/27/21 (3)	14,581	14,649
1.90%, 8/27/21	3,080	3,114
(Floating, ICE LIBOR USD 3M + 0.57%), 0.82%, 3/26/22 (3)	1,627	1,636
2.90%, 3/26/22	16,020	16,541
(Floating, U.S. SOFR + 0.68%), 0.75%, 3/10/23 (3)	11,500	11,599
Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.42%), 0.63%, 1/25/21 (3)	3,520	3,521
3.13%, 4/20/21	12,000	12,103
(Floating, ICE LIBOR USD 3M + 0.64%), 0.87%, 3/7/22 (3)	1,923	1,935
1.95%, 2/1/23	4,000	4,131
1.63%, 5/1/23	27,040	27,818
BNP Paribas S.A.,
2.95%, 5/23/22 (1) (2)	6,100	6,317
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (5)	7,900	8,160
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	6,923
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Diversified Banks – 7.5%continued
3.22%, 3/7/22	$6,200	$6,411
2.62%, 7/18/22	27,730	28,666
3.46%, 3/2/23	6,014	6,408
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%), 1.36%, 9/13/21 (3)	5,000	5,037
(Floating, ICE LIBOR USD 3M + 0.61%), 0.84%, 9/8/24 (3)	20,100	20,094
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.73%), 0.94%, 2/1/22 (3)	10,145	10,216
2.75%, 2/1/22	4,000	4,110
(Floating, ICE LIBOR USD 3M + 0.47%), 0.68%, 4/29/22 (3)	9,800	9,848
(Floating, ICE LIBOR USD 3M + 0.36%), 0.58%, 1/17/23 (3)	2,500	2,512
1.95%, 1/17/23	8,050	8,313
1.60%, 4/17/23	12,790	13,153
(Floating, U.S. SOFR + 0.45%), 0.53%, 10/26/23 (3)	25,000	25,094
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 1.91%, 3/9/21 (3)	5,000	5,014
(Floating, ICE LIBOR USD 3M + 1.11%), 1.34%, 7/14/21 (3)	800	804
2.06%, 7/14/21	13,768	13,891
(Floating, ICE LIBOR USD 3M + 1.14%), 1.36%, 10/19/21 (3)	1,330	1,341
2.78%, 10/18/22	2,261	2,356
		282,687
Exploration & Production – 0.5%
Canadian Natural Resources Ltd.,
3.45%, 11/15/21	18,500	18,832
Financial Services – 1.5%
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (1) (2)	20,200	20,383
UBS A.G.,
1.75%, 4/21/22 (1) (2)	17,850	18,168
UBS Group A.G.,
3.49%, 5/23/23 (1) (2)	17,776	18,498
		57,049

NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Food & Beverage – 0.6%
Mondelez International Holdings Netherlands B.V.,
2.00%, 10/28/21 (1) (2)	$3,100	$3,138
2.13%, 9/19/22 (1) (2)	17,590	18,094
		21,232
Government Development Banks – 0.8%
BNG Bank N.V.,
0.75%, 4/17/23 (1) (2)	9,200	9,305
Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,505
1.75%, 1/23/23	6,400	6,587
Kreditanstalt fuer Wiederaufbau,
2.38%, 3/24/21	411	413
Nederlandse Waterschapsbank N.V.,
1.50%, 8/27/21 (1) (2)	3,000	3,025
Svensk Exportkredit AB,
0.75%, 4/6/23	6,300	6,366
		30,201
Government Regional – 0.1%
Kommuninvest I Sverige AB,
0.50%, 2/2/22(1) (2)	2,800	2,809
Integrated Oils – 0.8%
BP Capital Markets PLC,
(Floating, ICE LIBOR USD 3M + 0.87%), 1.09%, 9/16/21 (3)	5,433	5,461
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1) (2)	2,200	2,228
Shell International Finance B.V.,
0.38%, 9/15/23	6,050	6,063
Total Capital International S.A.,
2.22%, 7/12/21	16,400	16,539
		30,291
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,476
Pharmaceuticals – 1.0%
GlaxoSmithKline Capital PLC,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.57%, 5/14/21 (3)	2,000	2,002
0.53%, 10/1/23	13,600	13,640
Sanofi,
4.00%, 3/29/21	4,524	4,564
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 30.9% continued
Pharmaceuticals – 1.0%continued
Takeda Pharmaceutical Co. Ltd.,
4.00%, 11/26/21	$15,820	$16,278
		36,484
Sovereigns – 0.2%
Denmark Government International Bond,
0.13%, 10/27/22(1) (2)	8,000	7,989
Supranationals – 0.7%
European Investment Bank,
(Floating, U.S. SOFR + 0.28%), 0.35%, 3/5/24 (1) (3)	18,400	18,440
Nordic Investment Bank,
0.38%, 5/19/23	7,500	7,525
		25,965
Wireless Telecommunications Services – 0.5%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	1,300	1,349
Orange S.A.,
4.13%, 9/14/21	13,455	13,793
Rogers Communications, Inc.,
4.10%, 10/1/23	2,900	3,171
		18,313
Total Foreign Issuer Bonds
(Cost $1,152,308)		1,161,999

U.S. GOVERNMENT AGENCIES – 2.4% (6)
Fannie Mae – 0.9%
2.25%, 4/12/22	6,705	6,892
2.38%, 1/19/23	5,000	5,229
Federal National Mortgage Association,
0.25%, 5/22/23	10,000	10,024
Pool #FM3019,
3.50%, 2/1/35	5,786	6,131
Pool #MA3932,
3.50%, 2/1/35	5,528	5,874
		34,150
Federal Farm Credit Bank – 0.2%
0.25%, 5/6/22	10,000	10,019
Freddie Mac – 1.3%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	10,530	10,533

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 2.4% (6)continued
Freddie Mac – 1.3%continued
0.38%, 5/5/23	$10,240	$10,292
Freddie Mac,
0.38%, 4/20/23	20,000	20,101
Pool #ZS8641,
2.50%, 2/1/32	6,555	6,853
		47,779
Total U.S. Government Agencies
(Cost $91,409)		91,948

U.S. GOVERNMENT OBLIGATIONS – 6.3%
U.S. Treasury Floating Rate Notes – 2.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.20%, 4/30/22(3)	62,000	62,049
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.15%, 7/31/22(3)	29,000	28,999
		91,048
U.S. Treasury Notes – 3.9%
1.13%, 8/31/21	25,000	25,170
2.63%, 12/15/21	9,000	9,214
1.38%, 1/31/22	9,585	9,714
2.13%, 5/15/22	10,000	10,273
1.75%, 7/15/22	5,000	5,125
1.88%, 8/31/22	18,000	18,522
1.63%, 11/15/22	7,000	7,195
1.63%, 12/15/22	50,000	51,461
1.38%, 2/15/23	7,300	7,492
		144,166
Total U.S. Government Obligations
(Cost $232,537)		235,214

MUNICIPAL BONDS – 0.8%
California – 0.1%
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	3,000	3,009
Florida – 0.2%
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,806
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Michigan – 0.1%
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/21	$2,000	$2,017
New York – 0.4%
New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds , Terminal 4 John F. Kennedy International Airport,
1.61%, 12/1/22	1,000	1,002
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
8/1/22(7)	1,680	1,681
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
8/1/23(7)	4,000	4,006
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	10,149
		16,838
Total Municipal Bonds
(Cost $29,500)		29,670

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	71,283,803	$71,284
Total Investment Companies
(Cost $71,284)		71,284

Total Investments – 99.8%
(Cost $3,733,203)		3,759,717
Other Assets less Liabilities – 0.2%		7,675
NET ASSETS – 100.0%		$3,767,392

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security.

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2020 (UNAUDITED)
(3)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2020.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$329,008	$—	$329,008
Commercial Paper	—	20,123	—	20,123
Corporate Bonds(1)	—	1,820,471	—	1,820,471
Foreign Issuer Bonds(1)	—	1,161,999	—	1,161,999
U.S. Government Agencies(1)	—	91,948	—	91,948
U.S. Government Obligations(1)	—	235,214	—	235,214
Municipal Bonds(1)	—	29,670	—	29,670
Investment Companies	71,284	—	—	71,284
Total Investments	$71,284	$3,688,433	$—	$3,759,717

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$74,350	$2,150,288	$2,153,354	$69	$71,284	71,283,803
FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. GOVERNMENT FUND	December 31, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 10.3% (1)
Fannie Mae – 6.9%
Pool #555649,
7.50%, 10/1/32	$25	$28
Pool #AS4186,
2.50%, 1/1/30	497	525
Pool #AS8597,
2.50%, 1/1/32	521	548
Pool #BH9277,
3.50%, 2/1/48	302	320
Pool #BM1239,
3.50%, 2/1/32	126	135
Pool #BM5017,
3.00%, 3/1/30	133	142
Pool #FM1454,
2.50%, 9/1/28	150	157
Pool #FM1472,
3.50%, 3/1/34	185	198
Pool #FM1842,
3.50%, 6/1/34	108	115
Pool #FM1849,
3.50%, 12/1/33	404	433
Pool #FM1852,
3.00%, 7/1/33	149	160
Pool #FM1897,
3.00%, 9/1/32	430	459
Pool #FM3308,
3.00%, 4/1/32	135	142
Pool #MA2709,
2.50%, 8/1/31	383	399
		3,761
Freddie Mac – 1.5%
Pool #SB0084,
3.00%, 2/1/32	292	312
Pool #SB0215,
3.00%, 2/1/32	149	156
Pool #SB0216,
3.00%, 12/1/32	172	181
Pool #ZS7325,
2.50%, 7/1/29	141	148
Pool #ZS7735,
2.00%, 1/1/32	3	3
		800
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 10.3% (1)continued
Freddie Mac Gold – 1.4%
Pool #C91831,
3.00%, 6/1/35	$158	$167
Pool #C91868,
3.50%, 4/1/36	178	191
Pool #D99701,
3.00%, 11/1/32	244	259
Pool #E09021,
2.50%, 2/1/28	153	160
		777
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	179	189
Government National Mortgage Association I – 0.2%
Pool #676682,
4.50%, 6/15/25	49	52
Pool #782618,
4.50%, 4/15/24	20	21
Pool #783245,
5.00%, 9/15/24	21	22
Pool #783489,
5.00%, 6/15/25	9	9
		104
Total U.S. Government Agencies
(Cost $5,489)		5,631

U.S. GOVERNMENT OBLIGATIONS – 89.3%
U.S. Treasury Inflation Indexed Notes – 0.0%
0.50%, 4/15/24	5	5
0.13%, 7/15/30	5	6
		11
U.S. Treasury Notes – 89.3%
0.13%, 4/30/22	1,245	1,245
1.88%, 9/30/22	945	974
2.00%, 10/31/22	1,095	1,132
0.13%, 11/30/22	4,791	4,792
1.50%, 1/15/23	995	1,023
1.38%, 2/15/23	965	990
0.25%, 4/15/23	915	917
1.63%, 5/31/23	855	886
0.13%, 9/15/23	790	789
2.88%, 10/31/23	720	775

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 89.3% continued
U.S. Treasury Notes – 89.3%continued
0.25%, 11/15/23	$6,076	$6,093
2.88%, 11/30/23	705	760
2.50%, 1/31/24	670	718
2.00%, 4/30/24	630	668
1.75%, 6/30/24	755	796
1.75%, 7/31/24	740	781
1.88%, 8/31/24	720	763
2.13%, 9/30/24	700	749
2.25%, 11/15/24	675	727
2.50%, 1/31/25	640	698
2.75%, 2/28/25	750	827
2.88%, 4/30/25	840	933
2.88%, 5/31/25	825	918
0.25%, 7/31/25	850	848
0.38%, 11/30/25	8,948	8,961
0.63%, 11/30/27	7,245	7,244
0.88%, 11/15/30	2,707	2,698
		48,705
Total U.S. Government Obligations
(Cost $48,692)		48,716

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	131,354	$131
Total Investment Companies
(Cost $131)		131

Total Investments – 99.9%
(Cost $54,312)		54,478
Other Assets less Liabilities – 0.1%		77
NET ASSETS – 100.0%		$54,555

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$5,631	$—	$5,631
U.S. Government Obligations(1)	—	48,716	—	48,716
Investment Companies	131	—	—	131
Total Investments	$131	$54,347	$—	$54,478

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2020 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$1,452	$—	$1,476	$(12)	$36	$14	$—	—
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,704	56,914	58,487	—	—	2	131	131,354
Total	$3,156	$56,914	$59,963	$(12)	$36	$16	$131	131,354
NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME FUNDS